UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7899
                                   811-7885

Name of Fund: Merrill Lynch International Index Fund of Merrill Lynch
                Index Funds, Inc.
              Master International Index Series of Quantitative Master
                Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
      International Index Fund of Merrill Lynch Index Funds, Inc. and Master International Index Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/04

Date of reporting period: 01/01/04 - 06/30/04

Item 1 - Report to Stockholders

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

                                        Merrill Lynch
                                        International
                                        Index Fund

                                        Merrill Lynch Index Funds, Inc.

Semi-Annual Report
June 30, 2004

[LOGO] Merrill Lynch Investment Managers

Merrill Lynch International Index Fund

Officers and Directors/Trustees

Terry K. Glenn, President and Director/Trustee
Donald W. Burton, Director/Trustee
M. Colyer Crum, Director/Trustee
Laurie Simon Hodrick, Director/Trustee
David H. Walsh, Director/Trustee
Fred G. Weiss, Director/Trustee
Robert C. Doll, Jr., Senior Vice President
Richard J. Vella, Vice President and Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Phillip S. Gillespie, Secretary

Custodian

J.P. Morgan Chase Bank
4 Chase MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


2       MERRILL LYNCH INTERNATIONAL INDEX FUND         JUNE 30, 2004

A Letter From the President

Dear Shareholder

Equity markets largely posted positive results for the most recent reporting periods. The U.S. stock market, as measured by the Standard & Poor's 500 Index, had respective returns of +3.44% and +19.11% for the six-month and 12-month periods ended June 30, 2004. The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East Index, which measures the performance of equity markets in 21 developed nations (excluding the United States and Canada), returned +4.56% and +32.37% for the six-month and 12-month periods, respectively. Emerging markets, as represented by the MSCI Emerging Markets Index, returned -.97% and +33.14% for the same periods.

In many cases, market returns were supported by improving economies in important areas around the globe. In particular, low interest rates and tax cuts in the United States opened the door to consumer spending, capital spending, increases in exports and long-awaited job growth. Evidencing the strength of the U.S. economy, the Federal Reserve Board moved to "normalize" interest rates with a 25 basis point (.25%) increase on June 30. Since the United States represents 32% of global gross domestic product, the acceleration of its economy has provided encouragement to other areas of the world.

Elsewhere, China has recorded a remarkable rate of economic expansion, which has helped fuel growth in the economies of its trading partners. Given efforts to preempt inflation, China's growth is expected to ease somewhat in 2004, but still expand at a rate of 7% - 8%. Japan, in the meantime, has begun to emerge from 13 years of sluggish growth. In Europe, the European Union welcomed 10 new member nations in May, and the enhanced integration may create further economic opportunities.

At June month-end, we also witnessed the transfer of power in Iraq. Although the market reaction to this pivotal event is yet to unfold, we can be sure that global markets will always fluctuate. Still, many of the world's economies are much stronger today than they were just one year ago. With this in mind, we encourage you to revisit your portfolio and your asset allocation strategy to ensure you are well positioned to take advantage of the opportunities that lie ahead. Importantly, you should consult with your financial advisor, who can help you assess the market and economic environment and then develop a strategy most suitable for your circumstances and financial goals.

We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.

                                        Sincerely,


                                        /s/ Terry K. Glenn

                                        Terry K. Glenn
                                        President and Director/Trustee


        MERRILL LYNCH INTERNATIONAL INDEX FUND         JUNE 30, 2004           3

[LOGO] Merrill Lynch Investment Managers

A Discussion With Your Fund's Portfolio Manager

      Equity markets are expected to outperform cash and bonds for the rest of the year, supported by positive corporate earnings and revenue growth along with growth in economic activity.

How did the Fund perform during the period?

For the six-month period ended June 30, 2004, Merrill Lynch International Index Fund's Class A and Class I Shares had total returns of +4.29% and +4.48%, respectively. For the same period, the Fund's benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index returned +4.56%. (Complete performance information can be found on page 6 of this report to shareholders.)

The Fund met its objective of closely tracking the performance of the MSCI EAFE Index. The Index is composed of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States. As the value of the MSCI EAFE Index fluctuated during the past six months, the Fund's performance generally tracked that of the Index. Throughout the period, as changes were made to the composition of the MSCI EAFE Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark.

As an index fund, the portfolio mirrors the composition of the MSCI EAFE Index, a common measure of international stock market performance. What developments affected worldwide equity markets during the period?

The past six months brought flat-to-slightly positive returns for global equity markets, a trend that was influenced mainly by investor indecision. This behavior stemmed from continued political tension in the United States, violence in Iraq, record-high oil prices and improving economic data throughout the period. A shift in investor favor from lower-quality, lower-price and higher-beta (riskier) securities to higher-quality, higher-capitalization and lower-beta stocks took place at the end of the first quarter and grew stronger in the second quarter.

The six months ended with the Federal Reserve Board (the Fed) raising short-term interest rates .25%, a less significant increase than some had anticipated. With this news, along with higher-than-expected gross domestic product (GDP) growth, the period ended with equity markets on the rise.

On June 30, 2004, the Standard & Poor's 500 Index closed at 1,140.84 with a price return of +2.60%. The Dow Jones Industrial Average closed at 10,435.48 with a price return of -.18%, while the Nasdaq Composite Index returned +2.22% with a closing level of 2,047.79 -- indicating that technology stocks underperformed the broader market over the past six months. European markets delivered comparable gains, with the Financial Times Stock Exchange 100 Index closing at 4,464.10, representing a return of -.29% in sterling. In the meantime, the MSCI World Index price return was up 2.53% in U.S. dollar terms, with a closing level of 1,062.51 at June 30, 2004.

During the six-month period, nine out of the 10 sectors in the benchmark MSCI EAFE Index posted positive returns. The energy sector, boosted by very strong commodity prices, posted a total return of +9.79%. Close behind were two sectors benefiting from a continued economic recovery -- materials, which gained 9.00%, and industrials, which rose 8.67%. Weaker performers included the utility sector (-3.23%), telecommunication services (+.36%) and information technology (+2.43%).

Of the 21 countries in the MSCI EAFE Index, 18 generated positive returns during the past six months. The leading market was Austria, which gained 24.65%. Markets in Norway and Ireland also performed well, generating respective returns of +16.62% and +13.76%. On the negative side, Finland, Germany and the Netherlands all experienced declines, returning -7.41%, -.91% and -.67%, respectively. (All returns are in U.S. dollars.)


4       MERRILL LYNCH INTERNATIONAL INDEX FUND         JUNE 30, 2004

How would you characterize market conditions at the close of the period?

As the November presidential election nears, we expect that politics will continue to spur market uncertainty in the United States, as will the Fed's monetary policy. Politics also will be a primary driver of market performance overseas, as June brought the transfer of power in Iraq and parliamentary elections in the European Union and Canada. While the euro has gradually lost ground this year, returning -3.54% in the first half of 2004, the Asian economy appears to be gaining strength. Since year-end 2003, the Japanese yen was up 1.81% compared to the U.S. dollar.

Equity markets are expected to outperform cash and bonds for the rest of the year, supported by positive corporate earnings and revenue growth along with GDP growth, which is projected to reach five-year highs. Against this backdrop, we expect the portfolio to continue to meet its objective of tracking the performance of the MSCI EAFE Index for the remainder of 2004.

Richard J. Vella
Vice President and Portfolio Manager

July 12, 2004


        MERRILL LYNCH INTERNATIONAL INDEX FUND         JUNE 30, 2004           5

[LOGO] Merrill Lynch Investment Managers

Performance Data

About Fund Performance

Investors are able to purchase shares of the Fund, which offers two pricing alternatives:

o Class A Shares do not incur an initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class A Shares are subject to an ongoing account maintenance fee of 0.25%.

o Class I Shares do not incur an initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

None of the past results shown should be considered a representation of future performance. Current performance may be lower or higher than the performance data quoted. Refer to www.mlim.ml.com to obtain more current performance information. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund is subject to a 2% redemption fee for sales or exchanges of shares within 30 days of purchase. Performance data does not reflect this potential fee. Figures shown in each of the following tables assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results

                                               6-Month         12-Month     Since Inception
As of June 30, 2004                         Total Return     Total Return    Total Return
===========================================================================================
ML International Index Fund Class A Shares*     +4.29%          +31.54%         +35.65%
-------------------------------------------------------------------------------------------
ML International Index Fund Class I Shares*     +4.48           +31.93          +38.10
-------------------------------------------------------------------------------------------
MSCI EAFE Index--Cap Weighted**                 +4.56           +32.37          +28.70
-------------------------------------------------------------------------------------------

* Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 4/09/97. On 12/14/01, the Fund changed its benchmark index from the MSCI EAFE Index--GDP Weighted to the MSCI EAFE Index--Cap Weighted. Accordingly, the Fund's since inception total returns reflect investment performance prior to 12/14/01 when the Fund's benchmark was the MSCI EAFE Index--GDP Weighted.
** This unmanaged capitalization-weighted Index is comprised of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States and that are selected from among the larger-capitalization companies in such markets. Since inception total return is from 4/30/97.

Average Annual Total Return

Class A Shares                                                           Return
================================================================================
One Year Ended 6/30/04                                                   +31.54%
--------------------------------------------------------------------------------
Five Years Ended 6/30/04                                                 - 1.07
--------------------------------------------------------------------------------
Inception (4/09/97) through 6/30/04                                      + 4.31
--------------------------------------------------------------------------------

Class I Shares                                                           Return
================================================================================
One Year Ended 6/30/04                                                   +31.93%
--------------------------------------------------------------------------------
Five Years Ended 6/30/04                                                 - 0.81
--------------------------------------------------------------------------------
Inception (4/09/97) through 6/30/04                                      + 4.57
--------------------------------------------------------------------------------


6       MERRILL LYNCH INTERNATIONAL INDEX FUND         JUNE 30, 2004

Statement of Assets and Liabilities       Merrill Lynch International Index Fund

As of June 30, 2004
====================================================================================================================================
Assets
------------------------------------------------------------------------------------------------------------------------------------
                       Investment in Master International Index Series, at value
                        (identified cost--$126,044,183) ..........................................                     $ 151,676,095
                       Prepaid expenses ..........................................................                            11,285
                                                                                                                       -------------
                       Total assets ..............................................................                       151,687,380
                                                                                                                       -------------
====================================================================================================================================
Liabilities
------------------------------------------------------------------------------------------------------------------------------------
                       Payables:
                          Distributor ............................................................    $      27,234
                          Administrator ..........................................................            7,063           34,297
                                                                                                      -------------
                       Accrued expenses and other liabilities ....................................                           102,624
                                                                                                                       -------------
                       Total liabilities .........................................................                           136,921
                                                                                                                       -------------
====================================================================================================================================
Net Assets
------------------------------------------------------------------------------------------------------------------------------------
                       Net assets ................................................................                     $ 151,550,459
                                                                                                                       =============
====================================================================================================================================
Net Assets Consist of
------------------------------------------------------------------------------------------------------------------------------------
                       Class A Shares of Common Stock, $.0001 par value, 125,000,000
                        shares authorized ........................................................                     $       1,231
                       Class I Shares of Common Stock, $.0001 par value, 125,000,000
                        shares authorized ........................................................                               288
                       Paid-in capital in excess of par ..........................................                       132,373,930
                       Undistributed investment income--net ......................................    $   2,172,212
                       Accumulated realized capital losses on investments and
                        foreign currency transactions allocated from the Series--net .............       (8,629,114)
                       Unrealized appreciation on investments and foreign currency
                        transactions allocated from the Series--net ..............................       25,631,912
                                                                                                      -------------
                       Total accumulated earnings--net ...........................................                        19,175,010
                                                                                                                       -------------
                       Net Assets ................................................................                     $ 151,550,459
                                                                                                                       =============
====================================================================================================================================
Net Asset Value
------------------------------------------------------------------------------------------------------------------------------------
                       Class A--Based on net assets of $122,697,807 and 12,309,823
                        shares outstanding .......................................................                     $        9.97
                                                                                                                       =============
                       Class I--Based on net assets of $28,852,652 and 2,880,385
                        shares outstanding .......................................................                     $       10.02
                                                                                                                       =============

      See Notes to Financial Statements.


        MERRILL LYNCH INTERNATIONAL INDEX FUND         JUNE 30, 2004           7

[LOGO] Merrill Lynch Investment Managers

Statement of Operations                   Merrill Lynch International Index Fund

For the Six Months Ended June 30, 2004
===================================================================================================================================
Investment Income Allocated from the Series--Net
-----------------------------------------------------------------------------------------------------------------------------------
                       Net investment income allocated from the Series:
                          Dividends (net of $286,475 foreign withholding tax) ..........................               $  2,327,547
                          Securities lending--net ......................................................                     40,656
                          Interest (including $18,627 from affiliates) .................................                     21,411
                          Expenses .....................................................................                    (55,792)
                                                                                                                       ------------
                       Net investment income allocated from the Series .................................                  2,333,822
                                                                                                                       ------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
                       Administration fees .............................................................  $  243,516
                       Account maintenance fees--Class A ...............................................     142,720
                       Printing and shareholder reports ................................................      44,134
                       Transfer agent fees .............................................................      37,907
                       Registration fees ...............................................................      17,057
                       Professional fees ...............................................................       1,148
                       Directors' fees and expenses ....................................................       1,071
                       Other ...........................................................................       7,092
                                                                                                          ----------
                       Total expenses ..................................................................                    494,645
                                                                                                                       ------------
                       Investment income--net ..........................................................                  1,839,177
                                                                                                                       ------------
===================================================================================================================================
Realized & Unrealized Gain on Investments & Foreign Currency Transactions Allocated from the Series--Net
-----------------------------------------------------------------------------------------------------------------------------------
                       Realized gain allocated from the Series on:
                          Investments--net .............................................................     963,699
                          Foreign currency transactions--net ...........................................       4,745        968,444
                                                                                                          ----------
                       Change in unrealized appreciation/depreciation on investments and foreign currency transactions allocated from the
                        Series--net ....................................................................                  3,052,860
                                                                                                                       ------------
                       Total realized and unrealized gain on investments and foreign
                        currency transactions allocated from the Series--net ...........................                  4,021,304
                                                                                                                       ------------
                       Net Increase in Net Assets Resulting from Operations ............................               $  5,860,481
                                                                                                                       ============

      See Notes to Financial Statements.


8       MERRILL LYNCH INTERNATIONAL INDEX FUND         JUNE 30, 2004

Statements of Changes in Net Assets       Merrill Lynch International Index Fund

                                                                                                      For the Six        For the
                                                                                                      Months Ended      Year Ended
                                                                                                        June 30,       December 31,
Increase (Decrease) in Net Assets:                                                                        2004             2003
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
                       Investment income--net ....................................................   $   1,839,177    $   1,617,173
                       Realized gain on investments and foreign currency transactions
                        allocated from the Series--net ...........................................         968,444        1,174,159
                       Change in unrealized appreciation/depreciation on investments
                        and foreign currency transactions allocated from the Series--net .........       3,052,860       31,536,922
                                                                                                     ------------------------------
                       Net increase in net assets resulting from operations ......................       5,860,481       34,328,254
                                                                                                     ------------------------------
===================================================================================================================================
Dividends to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
                       Investment income--net:
                          Class A ................................................................              --       (1,886,754)
                          Class I ................................................................              --         (584,445)
                                                                                                     ------------------------------
                       Net decrease in net assets resulting from dividends to shareholders .......              --       (2,471,199)
                                                                                                     ------------------------------
===================================================================================================================================
Capital Share Transactions
-----------------------------------------------------------------------------------------------------------------------------------
                       Net increase in net assets derived from capital share transactions ........      14,471,626       17,281,079
                                                                                                     ------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                       Total increase in net assets ..............................................      20,332,107       49,138,134
                       Beginning of period .......................................................     131,218,352       82,080,218
                                                                                                     ------------------------------
                       End of period* ............................................................   $ 151,550,459    $ 131,218,352
                                                                                                     ==============================
                          * Undistributed investment income--net .................................   $   2,172,212    $     333,035
                                                                                                     ==============================

      See Notes to Financial Statements.


        MERRILL LYNCH INTERNATIONAL INDEX FUND         JUNE 30, 2004           9

[LOGO] Merrill Lynch Investment Managers

Financial Highlights                      Merrill Lynch International Index Fund

                                                                                              Class A
                                                               -------------------------------------------------------------------
The following per share data and ratios have been derived       For the Six                    For the Year Ended
from information provided in the financial statements.         Months Ended                      December 31,++
                                                                 June 30,      ---------------------------------------------------
Increase (Decrease) in Net Asset Value:                           2004           2003           2002          2001          2000
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period .   $   9.56       $   7.06       $   8.62      $  11.33      $  15.13
                                                                ------------------------------------------------------------------
                       Investment income--net*** ............        .12            .12            .11           .08           .09
                       Realized and unrealized gain (loss) on
                        investments and foreign currency
                        transactions allocated from the
                        Series--net .........................        .29           2.56          (1.53)        (2.64)        (2.80)
                                                                ------------------------------------------------------------------
                       Total from investment operations .....        .41           2.68          (1.42)        (2.56)        (2.71)
                                                                ------------------------------------------------------------------
                       Less dividends and distributions:
                          Investment income--net ............         --           (.18)          (.13)         (.08)         (.02)
                          Realized gain on investments
                           allocated from the Series--net ...         --             --           (.01)         (.07)         (.53)
                          In excess of realized gain on
                           investments allocated from the
                           Series--net ......................         --             --             --            --          (.54)
                                                                ------------------------------------------------------------------
                       Total dividends and distributions ....         --           (.18)          (.14)         (.15)        (1.09)
                                                                ------------------------------------------------------------------
                       Net asset value, end of period .......   $   9.97       $   9.56       $   7.06      $   8.62      $  11.33
                                                                ==================================================================
==================================================================================================================================
Total Investment Return
----------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share ...       4.29%+        38.10%        (16.21%)      (22.60%)      (18.00%)
                                                                ==================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                       Expenses, net of waiver** ............        .82%*          .87%           .84%          .89%          .89%
                                                                ==================================================================
                       Expenses** ...........................        .82%*          .88%           .92%         1.05%          .96%
                                                                ==================================================================
                       Investment income--net ...............       2.52%*         1.59%          1.43%          .82%          .67%
                                                                ==================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period
                        (in thousands) ......................   $122,698       $103,725       $ 62,310      $ 52,836      $ 46,623
                                                                ==================================================================
                       Portfolio turnover of the Series .....       6.44%          8.55%         19.52%        30.19%         5.89%
                                                                ==================================================================

*     Annualized.
**    Includes the Fund's share of the Series' allocated expenses.
***   Based on average shares outstanding.
+     Aggregate total investment return.
++    Effective April 14, 2003, Class D Shares were redesignated Class A Shares.

      See Notes to Financial Statements.


10      MERRILL LYNCH INTERNATIONAL INDEX FUND         JUNE 30, 2004

Financial Highlights (concluded)          Merrill Lynch International Index Fund

                                                                                               Class I
                                                               -------------------------------------------------------------------
The following per share data and ratios have been derived       For the Six                     For the Year Ended
from information provided in the financial statements.         Months Ended                       December 31,++
                                                                 June 30,      ---------------------------------------------------
Increase (Decrease) in Net Asset Value:                            2004           2003           2002          2001          2000
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period .   $   9.59       $   7.08       $   8.64      $  11.36      $  15.13
                                                                ------------------------------------------------------------------
                       Investment income--net*** ............        .13            .15            .14           .12           .14
                       Realized and unrealized gain (loss) on
                        investments and foreign currency
                        transactions allocated from the
                        Series--net .........................        .30           2.56          (1.55)        (2.67)        (2.82)
                                                                ------------------------------------------------------------------
                       Total from investment operations .....        .43           2.71          (1.41)        (2.55)        (2.68)
                                                                ------------------------------------------------------------------
                       Less dividends and distributions:
                          Investment income--net ............         --           (.20)          (.14)         (.10)         (.02)
                          Realized gain on investments
                           allocated from the Series--net ...         --             --           (.01)         (.07)         (.53)
                          In excess of realized gain on
                           investments allocated from the
                           Series--net ......................         --             --             --            --          (.54)
                                                                ------------------------------------------------------------------
                       Total dividends and distributions ....         --           (.20)          (.15)         (.17)        (1.09)
                                                                ------------------------------------------------------------------
                       Net asset value, end of period .......   $  10.02       $   9.59       $   7.08      $   8.64      $  11.36
                                                                ==================================================================
==================================================================================================================================
Total Investment Return
----------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share ...       4.48%+        38.39%        (16.06%)      (22.45%)      (17.80%)
                                                                ==================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                       Expenses, net of waiver** ............        .57%*          .62%           .58%          .64%          .65%
                                                                ==================================================================
                       Expenses** ...........................        .57%*          .62%           .67%          .81%          .71%
                                                                ==================================================================
                       Investment income--net ...............       2.73%*         1.86%          1.72%         1.18%         1.02%
                                                                ==================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period
                        (in thousands) ......................   $ 28,853       $ 27,494       $ 19,770      $ 26,367      $ 37,387
                                                                ==================================================================
                       Portfolio turnover of the Series .....       6.44%          8.55%         19.52%        30.19%         5.89%
                                                                ==================================================================

*     Annualized.
**    Includes the Fund's share of the Series' allocated expenses.
***   Based on average shares outstanding.
+     Aggregate total investment return.
++    Effective April 14, 2003, Class A Shares were redesignated Class I Shares.

      See Notes to Financial Statements.


        MERRILL LYNCH INTERNATIONAL INDEX FUND         JUNE 30, 2004          11

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements             Merrill Lynch International Index Fund

1. Significant Accounting Policies:

Merrill Lynch International Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in Master International Index Series (the "Series") of the Quantitative Master Series Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The percentage of the Series owned by the Fund at June 30, 2004 was 30.9%. The Fund offers two classes of shares, Class A and Class I. Shares of Class A and Class I are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A Shares bear certain expenses related to the account maintenance of such shares and have exclusive voting rights with respect to matters relating to its account maintenance expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments and foreign currency transactions are allocated daily to each class and on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investment in the Series at fair value. Valuation of securities held by the Series is discussed in Note 1a of the Series' Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- The Fund records daily its proportionate share of the Series' income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions -- Investment transactions in the Series are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Corporation has entered into an Administration Services Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .34% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

The Corporation has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance fees. The fees are accrued daily and paid monthly at the annual rate of .25% based upon the average daily net assets of Class A Shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A shareholders.


12      MERRILL LYNCH INTERNATIONAL INDEX FUND         JUNE 30, 2004

Notes to Financial Statements (concluded)
                                          Merrill Lynch International Index Fund

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of MLIM, PSI, FAMD, FDS, and/or ML & Co.

3. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $14,471,626 and $17,281,079 for the six months ended June 30, 2004 and the year ended December 31, 2003, respectively.

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Class A Shares for the Six Months                                      Dollar
Ended June 30, 2004                              Shares                Amount
-------------------------------------------------------------------------------
Shares sold ......................             1,786,109           $ 17,580,018
Shares redeemed ..................              (329,908)            (3,244,025)
                                             ----------------------------------
Net increase .....................             1,456,201           $ 14,335,993
                                             ==================================

-------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended December 31, 2003                          Shares                Amount
-------------------------------------------------------------------------------
Shares sold ......................             2,975,146           $ 23,547,146
Shares issued to shareholders
   in reinvestment of dividends ..               202,586              1,844,036
                                             ----------------------------------
Total issued .....................             3,177,732             25,391,182
Shares redeemed ..................            (1,149,582)            (8,800,406)
                                             ----------------------------------
Net increase .....................             2,028,150           $ 16,590,776
                                             ==================================

-------------------------------------------------------------------------------
Class I Shares for the Six Months                                      Dollar
Ended June 30, 2004                              Shares                Amount
-------------------------------------------------------------------------------
Shares sold ......................               655,690           $  6,476,768
Shares redeemed ..................              (641,508)            (6,341,135)
                                             ----------------------------------
Net increase .....................                14,182           $    135,633
                                             ==================================

-------------------------------------------------------------------------------
Class I Shares for the Year                                            Dollar
Ended December 31, 2003                          Shares                Amount
-------------------------------------------------------------------------------
Shares sold ......................             1,230,193           $  9,731,216
Shares issued to shareholders
   in reinvestment of dividends ..                58,413                534,392
                                             ----------------------------------
Total issued .....................             1,288,606             10,265,608
Shares redeemed ..................            (1,214,268)            (9,575,305)
                                             ----------------------------------
Net increase .....................                74,338           $    690,303
                                             ==================================

Effective June 30, 2004, the Fund began charging a 2% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. The redemption fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term trading into and out of the Fund.

4. Capital Loss Carryforward:

On December 31, 2003, the Fund had a net capital loss carryforward of $6,853,122, all of which expires in 2010. This amount will be available to offset like amounts of any future taxable gains.

5. Subsequent Event:

The Fund paid the following ordinary income dividend on July 27, 2004 to shareholders of record on July 21, 2004.

--------------------------------------------------------------------------------
                                                                      Per Share
Class                                                                   Amount
--------------------------------------------------------------------------------
Class A ...................................................          $  0.054749
Class I ...................................................          $  0.054779
--------------------------------------------------------------------------------


        MERRILL LYNCH INTERNATIONAL INDEX FUND         JUNE 30, 2004          13

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments                        Master International Index Series

                                                                                                                         Value
Country      Industry*                          Shares Held     Common Stocks                                      (in U.S. dollars)
====================================================================================================================================
Australia    Beverages--0.1%                         44,881     Coca-Cola Amatil Limited                             $   216,660
                                                    144,072     Foster's Brewing Group Limited                           473,702
                                                      8,843     Southcorp Limited                                         19,343
                                                                                                                     -----------
                                                                                                                         709,705
             -----------------------------------------------------------------------------------------------------------------------
             Biotechnology--0.0%                     12,645     CSL Limited                                              196,430
             -----------------------------------------------------------------------------------------------------------------------
             Capital Markets--0.1%                   16,453     Macquarie Bank Limited                                   388,304
             -----------------------------------------------------------------------------------------------------------------------
             Chemicals--0.0%                         19,981     Orica Limited                                            210,173
             -----------------------------------------------------------------------------------------------------------------------
             Commercial Banks--1.3%                 106,116     Australia and New Zealand Banking Group Ltd.           1,351,256
                                                     70,928     Commonwealth Bank of Australia                         1,609,727
                                                     85,033     National Australia Bank Limited                        1,767,542
                                                    119,387     Westpac Banking Corporation Limited                    1,463,704
                                                                                                                     -----------
                                                                                                                       6,192,229
             -----------------------------------------------------------------------------------------------------------------------
             Commercial Services & Supplies--0.0%    50,842     Brambles Industries Limited                              212,499
             -----------------------------------------------------------------------------------------------------------------------
             Construction & Engineering--0.0%         7,743     Leighton Holdings Ltd.                                    49,029
             -----------------------------------------------------------------------------------------------------------------------
             Construction Materials--0.2%            19,286     Boral Limited                                             86,788
                                                     36,728     CSR Limited                                               56,798
                                                     50,663     James Hardie Industries NV                               211,751
                                                     71,702     Rinker Group Limited                                     402,078
                                                                                                                     -----------
                                                                                                                         757,415
             -----------------------------------------------------------------------------------------------------------------------
             Containers & Packaging--0.1%            69,097     Amcor Limited                                            335,487
             -----------------------------------------------------------------------------------------------------------------------
             Diversified Financial Services--0.1%     1,250     Australian Stock Exchange Limited                         13,531
                                                     28,841     Suncorp--Metway Limited                                  285,287
                                                                                                                     -----------
                                                                                                                         298,818
             -----------------------------------------------------------------------------------------------------------------------
             Diversified Telecommunication           90,940     Telstra Corporation Limited                              318,644
             Services--0.1%
             -----------------------------------------------------------------------------------------------------------------------
             Food & Staples Retailing--0.2%          62,024     Coles Myer Limited                                       371,139
                                                     70,626     Woolworths Limited                                       560,858
                                                                                                                     -----------
                                                                                                                         931,997
             -----------------------------------------------------------------------------------------------------------------------
             Gas Utilities--0.0%                     20,590     Australian Gas Light Company Limited                     173,981
             -----------------------------------------------------------------------------------------------------------------------
             Health Care Equipment &                  8,175     Cochlear Limited                                         129,384
             Supplies--0.0%                           7,344     Pacific Dunlop Limited                                    39,597
                                                                                                                     -----------
                                                                                                                         168,981
             -----------------------------------------------------------------------------------------------------------------------
             Health Care Providers &                 77,176     Mayne Nickless Limited                                   183,324
             Services--0.0%
             -----------------------------------------------------------------------------------------------------------------------
             Hotels, Restaurants & Leisure--0.1%     35,336     Aristocrat Leisure Limited                               119,137
                                                     51,958     TAB Limited                                              178,074
                                                     33,290     TABCORP Holdings Limited                                 330,223
                                                                                                                     -----------
                                                                                                                         627,434
             -----------------------------------------------------------------------------------------------------------------------
             IT Services--0.0%                       11,639     Computershare Limited                                     25,783
             -----------------------------------------------------------------------------------------------------------------------
             Industrial Conglomerates--0.1%          24,616     Wesfarmers Limited                                       504,137
             -----------------------------------------------------------------------------------------------------------------------
             Insurance--0.3%                        125,623     AMP Limited                                              553,932
                                                     91,298     Insurance Australia Group Limited                        317,991
                                                      4,963     National Mutual Holdings Limited                          11,616
                                                     48,925     QBE Insurance Group Limited                              436,239
                                                                                                                     -----------
                                                                                                                       1,319,778
             -----------------------------------------------------------------------------------------------------------------------
             Media--0.2%                             85,818     John Fairfax Holdings Limited                            222,982
                                                     72,038     The News Corporation Limited                             636,304
                                                      6,114     Publishing & Broadcasting Limited                         54,728
                                                                                                                     -----------
                                                                                                                         914,014
             -----------------------------------------------------------------------------------------------------------------------


14      MERRILL LYNCH INTERNATIONAL INDEX FUND         JUNE 30, 2004

Schedule of Investments (continued)            Master International Index Series

                                                                                                                          Value
Country      Industry*                          Shares Held     Common Stocks                                      (in U.S. dollars)
====================================================================================================================================
Australia    Metals & Mining--0.6%                   60,157     Alumina Limited                                      $   221,260
(concluded)                                         212,160     BHP Billiton Limited                                   1,851,817
                                                     60,165     Blue Scope Steel Limited                                 282,480
                                                     20,298     Newcrest Mining Limited                                  194,844
                                                     23,360     OneSteel Limited                                          40,519
                                                     14,953     Rio Tinto Limited                                        374,465
                                                     46,774     WMC Resources Limited                                    160,307
                                                                                                                     -----------
                                                                                                                       3,125,692
             -----------------------------------------------------------------------------------------------------------------------
             Oil & Gas--0.2%                         20,741     Origin Energy Limited                                     81,488
                                                     51,930     Santos Limited                                           250,689
                                                     34,991     Woodside Petroleum Limited                               406,327
                                                                                                                     -----------
                                                                                                                         738,504
             -----------------------------------------------------------------------------------------------------------------------
             Paper & Forest Products--0.0%              377     Paperlinx Limited                                          1,274
             -----------------------------------------------------------------------------------------------------------------------
             Real Estate--0.4%                       13,606     Centro Properties Group                                   37,722
                                                    182,481     Gandel Retail Trust                                      176,692
                                                    155,360     General Property Trust                                   377,701
                                                     31,118     Investa Property Group                                    42,270
                                                     33,768     Lend Lease Corporation Limited                           241,814
                                                     23,063     Macquarie Goodman Industrial Trust                        26,990
                                                     69,814     Mirvac Group                                             209,119
                                                    104,858     Stockland Trust Group                                    378,368
                                                     17,062     Westfield Holdings Limited                               183,035
                                                    141,405     Westfield Trust                                          434,397
                                                                                                                     -----------
                                                                                                                       2,108,108
             -----------------------------------------------------------------------------------------------------------------------
             Road & Rail--0.0%                       25,968     Toll Holdings Limited                                    193,917
             -----------------------------------------------------------------------------------------------------------------------
             Transportation Infrastructure--0.1%    152,709     Macquarie Infrastructure Group                           351,044
                                                     16,500     Patrick Corporation Limited                               61,377
                                                      3,758     Transurban Group                                          12,749
                                                                                                                     -----------
                                                                                                                         425,170
             -----------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Australia                      21,110,827
====================================================================================================================================
Austria      Building Products--0.0%                  5,247     Wienerberger Baustoffindustrie AG                        182,639
             -----------------------------------------------------------------------------------------------------------------------
             Commercial Banks--0.1%                   1,063     Bank Austria Creditanstalt                                62,337
                                                      2,624     Erste Bank der Oesterreichischen Sparkassen AG           412,150
                                                                                                                     -----------
                                                                                                                         474,487
             -----------------------------------------------------------------------------------------------------------------------
             Construction Materials--0.0%                53     RHI AG (a)                                                 1,194
             -----------------------------------------------------------------------------------------------------------------------
             Containers & Packaging--0.0%               911     Mayr-Melnhof Karton AG                                   117,487
             -----------------------------------------------------------------------------------------------------------------------
             Diversified Telecommunication           14,012     Telekom Austria AG                                       213,949
             Services--0.0%
             -----------------------------------------------------------------------------------------------------------------------
             Electric Utilities--0.0%                    47     Oesterreichische Elektrizitaetswirtschafts-AG
                                                                "Verbund" 'A'                                              8,266
             -----------------------------------------------------------------------------------------------------------------------
             Machinery--0.0%                            844     VA Technologie AG (a)                                     47,523
             -----------------------------------------------------------------------------------------------------------------------
             Metals & Mining--0.0%                    1,606     Boehler-Uddeholm AG                                      133,259
             -----------------------------------------------------------------------------------------------------------------------
             Oil & Gas--0.0%                            447     OMV AG                                                    87,020
             -----------------------------------------------------------------------------------------------------------------------
             Real Estate--0.0%                        4,408     Immofinanz Immobilien Anlagen AG (a)                      35,664
             -----------------------------------------------------------------------------------------------------------------------
             Transportation Infrastructure--0.0%      1,446     Flughafen Wien AG                                         83,390
             -----------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Austria                         1,384,878
             =======================================================================================================================


        MERRILL LYNCH INTERNATIONAL INDEX FUND         JUNE 30, 2004          15

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)            Master International Index Series

                                                                                                                          Value
Country      Industry*                          Shares Held     Common Stocks                                      (in U.S. dollars)
====================================================================================================================================
Belgium      Beverages--0.0%                          7,496     Interbrew                                            $   238,488
             -----------------------------------------------------------------------------------------------------------------------
             Chemicals--0.1%                          3,522     Solvay SA                                                287,526
             -----------------------------------------------------------------------------------------------------------------------
             Commercial Banks--0.2%                  45,153     Dexia                                                    749,319
                                                      5,421     KBC Bancassurance Holding                                311,899
                                                                                                                     -----------
                                                                                                                       1,061,218
             -----------------------------------------------------------------------------------------------------------------------
             Distributors--0.0%                         222     D'leteren SA                                              46,835
             -----------------------------------------------------------------------------------------------------------------------
             Diversified Financial                   73,942     Fortis                                                 1,637,300
             Services--0.4%                           3,292     Groupe Bruxelles Lambert SA                              210,474
                                                                                                                     -----------
                                                                                                                       1,847,774
             -----------------------------------------------------------------------------------------------------------------------
             Diversified Telecommunication            8,302     Belgacom SA (a)                                          252,718
             Services--0.1%
             -----------------------------------------------------------------------------------------------------------------------
             Electric Utilities--0.1%                 1,917     Electrabel SA                                            614,566
             -----------------------------------------------------------------------------------------------------------------------
             Electrical Equipment--0.0%               1,022     Bekaert NV                                                58,876
             -----------------------------------------------------------------------------------------------------------------------
             Electronic Equipment &                     520     Barco NV (New Shares)                                     46,880
             Instruments--0.0%
             -----------------------------------------------------------------------------------------------------------------------
             Food & Staples Retailing--0.1%           1,868     Colruyt NV                                               230,679
                                                      2,055     Delhaize Group                                           105,134
                                                        950     Delhaize Group (ADR) (b)                                  48,735
                                                                                                                     -----------
                                                                                                                         384,548
             -----------------------------------------------------------------------------------------------------------------------
             Health Care Equipment &                  2,547     Omega Pharma SA                                          129,065
             Supplies--0.0%
             -----------------------------------------------------------------------------------------------------------------------
             Leisure Equipment & Products--0.0%       5,023     Agfa Gevaert NV                                          124,608
             -----------------------------------------------------------------------------------------------------------------------
             Marine--0.0%                               628     Compagnie Maritime Belge SA (CMB)                         76,215
             -----------------------------------------------------------------------------------------------------------------------
             Metals & Mining--0.0%                       52     Umicore (a)                                                    8
                                                      2,965     Union Miniere SA                                         186,681
                                                                                                                     -----------
                                                                                                                         186,689
             -----------------------------------------------------------------------------------------------------------------------
             Pharmaceuticals--0.1%                    7,260     UCB SA                                                   338,123
             -----------------------------------------------------------------------------------------------------------------------
             Wireless Telecommunication                 900     Mobistar SA (a)                                           56,063
             Services--0.0%
             -----------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Belgium                         5,750,192
====================================================================================================================================
Bermuda      Oil & Gas--0.0%                          4,253     Frontline Limited                                        146,338
             -----------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Bermuda                           146,338
====================================================================================================================================
Denmark      Beverages--0.0%                            356     Carlsberg A/S 'B'                                         18,822
             -----------------------------------------------------------------------------------------------------------------------
             Chemicals--0.0%                          2,267     Novozymes A/S 'B'                                        102,232
             -----------------------------------------------------------------------------------------------------------------------
             Commercial Banks--0.1%                  30,811     Danske Bank                                              730,023
             -----------------------------------------------------------------------------------------------------------------------
             Commercial Services & Supplies--0.1%     7,897     Group 4 Falck A/S                                        202,943
                                                      2,439     ISS A/S                                                  120,568
                                                                                                                     -----------
                                                                                                                         323,511
             -----------------------------------------------------------------------------------------------------------------------
             Construction & Engineering--0.0%         1,417     FLS Industries A/S 'B' (a)                                19,947
             -----------------------------------------------------------------------------------------------------------------------
             Diversified Telecommunication            5,553     TDC A/S                                                  180,426
             Services--0.0%
             -----------------------------------------------------------------------------------------------------------------------
             Electrical Equipment--0.0%                 820     NKT Holding A/S                                           16,644
                                                     12,828     Vestas Wind Systems A/S                                  188,454
                                                                                                                     -----------
                                                                                                                         205,098
             -----------------------------------------------------------------------------------------------------------------------
             Food Products--0.0%                      2,039     A/S Det Ostasiatiske Kompagni                             94,453
                                                      2,482     Danisco A/S                                              127,975
                                                                                                                     -----------
                                                                                                                         222,428
             -----------------------------------------------------------------------------------------------------------------------
             Health Care Equipment &                     93     Coloplast A/S 'B'                                          8,768
             Supplies--0.1%                          20,351     GN Store Nord A/S                                        179,884
                                                      1,530     William Demant A/S (a)                                    57,852
                                                                                                                     -----------
                                                                                                                         246,504


16      MERRILL LYNCH INTERNATIONAL INDEX FUND         JUNE 30, 2004

Schedule of Investments (continued)            Master International Index Series

                                                                                                                         Value
Country      Industry*                          Shares Held     Common Stocks                                      (in U.S. dollars)
====================================================================================================================================
Denmark      Household Durables--0.0%                   464     Bang & Olufsen Holding A/S 'B'                       $    25,519
(concluded)  -----------------------------------------------------------------------------------------------------------------------
             Insurance--0.0%                            907     Topdanmark A/S (a)                                        53,595
             -----------------------------------------------------------------------------------------------------------------------
             Marine--0.1%                                60     A P Moller--Maersk A/S                                   412,489
             -----------------------------------------------------------------------------------------------------------------------
             Pharmaceuticals--0.2%                    3,519     H. Lundbeck A/S                                           76,610
                                                     17,505     Novo Nordisk A/S 'B'                                     901,145
                                                                                                                     -----------
                                                                                                                         977,755
             -----------------------------------------------------------------------------------------------------------------------
             Road & Rail--0.0%                        2,825     DSV, De Sammensluttede Vognmaend af 13-7-1976 A/S        135,025
             -----------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Denmark                         3,653,374
====================================================================================================================================
Finland      Auto Components--0.0%                      671     Nokian Renkaat Oyj                                        65,367
             -----------------------------------------------------------------------------------------------------------------------
             Communications Equipment--0.8%         275,493     Nokia Oyj 'A'                                          3,975,218
                                                      1,270     Nokia Oyj 'A' (ADR) (b)                                   18,466
                                                                                                                     -----------
                                                                                                                       3,993,684
             -----------------------------------------------------------------------------------------------------------------------
             Diversified Telecommunication            5,791     Elisa Oyj 'A' (a)                                         77,502
             Services--0.0%
             -----------------------------------------------------------------------------------------------------------------------
             Electric Utilities--0.1%                25,064     Fortum Corporation, the IVO--Neste Group                 320,188
             -----------------------------------------------------------------------------------------------------------------------
             IT Services--0.0%                        7,181     Tietoenator Oyj                                          217,982
             -----------------------------------------------------------------------------------------------------------------------
             Insurance--0.1%                          6,594     Pohjola Group PLC 'D'                                     67,871
                                                     21,176     Sampo Insurance Company Ltd. 'A'                         205,595
                                                                                                                     -----------
                                                                                                                         273,466
             -----------------------------------------------------------------------------------------------------------------------
             Leisure Equipment & Products--0.0%       1,968     Amer Group Ltd.                                          102,479
             -----------------------------------------------------------------------------------------------------------------------
             Machinery--0.1%                          3,871     Kone Corporation 'B'                                     233,976
                                                      4,366     Metso Corporation                                         55,244
                                                        154     Wartsila Oyj 'B'                                           3,448
                                                                                                                     -----------
                                                                                                                         292,668
             -----------------------------------------------------------------------------------------------------------------------
             Metals & Mining--0.0%                      447     Outokumpu Oyj                                              7,152
                                                     16,038     Rautaruukki Oyj                                          129,369
                                                                                                                     -----------
                                                                                                                         136,521
             -----------------------------------------------------------------------------------------------------------------------
             Paper & Forest Products--0.3%           43,649     Stora Enso Oyj 'R'                                       592,127
                                                     33,403     UPM--Kymmene Oyj                                         635,606
                                                                                                                     -----------
                                                                                                                       1,227,733
             -----------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Finland                         6,707,590
====================================================================================================================================
France       Aerospace & Defense--0.1%                7,146     Thales SA                                                261,434
                                                        986     Zodiac SA                                                 33,553
                                                                                                                     -----------
                                                                                                                         294,987
             -----------------------------------------------------------------------------------------------------------------------
             Airlines--0.0%                           3,419     Groupe Air France                                         58,278
             -----------------------------------------------------------------------------------------------------------------------
             Auto Components--0.1%                    7,658     Compagnie Generale des Etablissements
                                                                Michelin 'B'                                             423,462
                                                      6,209     Valeo SA                                                 258,731
                                                                                                                     -----------
                                                                                                                         682,193
             -----------------------------------------------------------------------------------------------------------------------
             Automobiles--0.3%                       10,542     PSA Peugeot Citroen                                      587,043
                                                     11,325     Renault SA                                               862,538
                                                                                                                     -----------
                                                                                                                       1,449,581
             -----------------------------------------------------------------------------------------------------------------------
             Beverages--0.1%                          3,882     Pernod Ricard                                            496,391
             -----------------------------------------------------------------------------------------------------------------------
             Building Products--0.2%                 19,561     Compagnie de Saint-Gobain                                975,041
             -----------------------------------------------------------------------------------------------------------------------
             Chemicals--0.2%                          6,468     Air Liquide                                            1,069,437
             -----------------------------------------------------------------------------------------------------------------------
             Commercial Banks--1.1%                  46,398     BNP Paribas SA                                         2,853,554
                                                     44,520     Credit Agricole SA                                     1,083,305
                                                     17,943     Societe Generale 'A'                                   1,524,850
                                                                                                                     -----------
                                                                                                                       5,461,709
             -----------------------------------------------------------------------------------------------------------------------


        MERRILL LYNCH INTERNATIONAL INDEX FUND         JUNE 30, 2004          17

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)            Master International Index Series

                                                                                                                          Value
Country      Industry*                          Shares Held     Common Stocks                                      (in U.S. dollars)
====================================================================================================================================
France       Commercial Services & Supplies--0.0%     1,954     Societe BIC SA                                       $    86,963
(continued)  -----------------------------------------------------------------------------------------------------------------------
             Communications Equipment--0.2%          67,899     Alcatel (a)                                            1,047,486
                                                        946     Sagem SA (New Shares)                                    105,542
                                                                                                                     -----------
                                                                                                                       1,153,028
             -----------------------------------------------------------------------------------------------------------------------
             Construction & Engineering--0.1%         3,566     Societe Generale d'Entreprises SA                        359,234
                                                      4,785     Suez Lyonnaise des Eaux SA (a)                                58
                                                                                                                     -----------
                                                                                                                         359,292
             -----------------------------------------------------------------------------------------------------------------------
             Construction Materials--0.2%             1,192     IMERYS SA                                                 69,467
                                                      8,828     Lafarge SA (Ordinary)                                    787,285
                                                                                                                     -----------
                                                                                                                         856,752
             -----------------------------------------------------------------------------------------------------------------------
             Diversified Telecommunication           65,252     France Telecom SA                                      1,700,509
             Services--0.3%
             -----------------------------------------------------------------------------------------------------------------------
             Electrical Equipment--0.2%              13,739     Schneider SA                                             937,743
             -----------------------------------------------------------------------------------------------------------------------
             Energy Equipment & Services--0.0%        1,168     Compagnie Francaise d'Etudes et de Construction
                                                                (Technip SA)                                             158,447
             -----------------------------------------------------------------------------------------------------------------------
             Food & Staples Retailing--0.4%          31,903     Carrefour SA                                           1,547,934
                                                      2,737     Casino Guichard--Perrachon SA                            246,917
                                                                                                                     -----------
                                                                                                                       1,794,851
             -----------------------------------------------------------------------------------------------------------------------
             Food Products--0.3%                     14,110     Groupe Danone                                          1,230,869
             -----------------------------------------------------------------------------------------------------------------------
             Health Care Equipment &                  7,188     Essilor International SA                                 469,184
             Supplies--0.1%
             -----------------------------------------------------------------------------------------------------------------------
             Hotels, Restaurants & Leisure--0.1%      9,815     Accor SA                                                 414,248
                                                      8,928     Sodexho Alliance SA                                      235,276
                                                                                                                     -----------
                                                                                                                         649,524
             -----------------------------------------------------------------------------------------------------------------------
             Household Durables--0.1%                17,774     Thomson Multimedia                                       350,537
             -----------------------------------------------------------------------------------------------------------------------
             IT Services--0.1%                        1,852     Atos Origin SA (a)                                       118,971
                                                      6,201     Cap Gemini SA (a)                                        248,891
                                                                                                                     -----------
                                                                                                                         367,862
             -----------------------------------------------------------------------------------------------------------------------
             Insurance--0.4%                         81,880     Axa                                                    1,803,109
                                                        775     CNP Assurances                                            44,967
                                                                                                                     -----------
                                                                                                                       1,848,076
             -----------------------------------------------------------------------------------------------------------------------
             Internet Software & Services--0.0%      19,771     Wanadoo (a)                                                    0
             -----------------------------------------------------------------------------------------------------------------------
             Media--0.5%                              7,778     Lagardere S.C.A.                                         485,930
                                                      4,855     Publicis SA                                              143,713
                                                      9,680     Societe Television Francaise 1                           304,911
                                                     50,862     Vivendi Universal SA (a)                               1,410,893
                                                      6,053     Vivendi Universal SA (ADR) (a)(b)                        168,879
                                                                                                                     -----------
                                                                                                                       2,514,326
             -----------------------------------------------------------------------------------------------------------------------
             Multiline Retail--0.1%                   5,010     Pinault-Printemps-Redoute SA                             514,758
             -----------------------------------------------------------------------------------------------------------------------
             Multi-Utilities & Unregulated           48,754     Suez SA                                                1,014,906
             Power--0.3%                             19,594     Veolia Environment                                       552,827
                                                                                                                     -----------
                                                                                                                       1,567,733
             -----------------------------------------------------------------------------------------------------------------------
             Oil & Gas--1.3%                         33,805     TotalFinaElf SA                                        6,444,892
                                                      4,140     TotalFinaElf SA 'STRIP' (a)                                   50
                                                                                                                     -----------
                                                                                                                       6,444,942
             -----------------------------------------------------------------------------------------------------------------------
             Personal Products--0.3%                 17,958     L'Oreal SA                                             1,434,361
             -----------------------------------------------------------------------------------------------------------------------
             Pharmaceuticals--1.0%                   44,948     Aventis SA                                             3,393,266
                                                     20,206     Sanofi-Synthelabo SA                                   1,280,807
                                                                                                                     -----------
                                                                                                                       4,674,073
             -----------------------------------------------------------------------------------------------------------------------


18      MERRILL LYNCH INTERNATIONAL INDEX FUND         JUNE 30, 2004

Schedule of Investments (continued)            Master International Index Series

                                                                                                                         Value
Country      Industry*                          Shares Held     Common Stocks                                      (in U.S. dollars)
====================================================================================================================================
France       Real Estate--0.1%                          880     Gecina                                               $    69,164
(concluded)                                           2,142     Klepierre                                                146,461
                                                      3,493     Unibail (Union du Credit--Bail Immobilier)               361,229
                                                                                                                     -----------
                                                                                                                         576,854
             -----------------------------------------------------------------------------------------------------------------------
             Software--0.1%                           6,540     Business Objects SA (a)                                  146,646
                                                      3,179     Dassault Systemes SA                                     147,399
                                                                                                                     -----------
                                                                                                                         294,045
             -----------------------------------------------------------------------------------------------------------------------
             Textiles, Apparel & Luxury                 189     Hermes International                                      37,734
             Goods--0.2%                             15,623     LVMH (Louis Vuitton Moet Hennessy)                     1,130,009
                                                                                                                     -----------
                                                                                                                       1,167,743
             -----------------------------------------------------------------------------------------------------------------------
             Transportation Infrastructure--0.0%      2,314     Autoroutes du Sud de la France                            91,892
             -----------------------------------------------------------------------------------------------------------------------
             Wireless Telecommunication              14,758     Bouygues SA                                              494,130
             Services--0.1%
             -----------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in France                         42,226,111
====================================================================================================================================
Germany      Air Freight & Logistics--0.1%           28,404     Deutsche Post AG (Registered Shares)                     613,400
             -----------------------------------------------------------------------------------------------------------------------
             Airlines--0.1%                          18,097     Deutsche Lufthansa AG (Registered Shares)                246,158
             -----------------------------------------------------------------------------------------------------------------------
             Auto Components--0.1%                    9,469     Continental AG                                           456,671
             -----------------------------------------------------------------------------------------------------------------------
             Automobiles--0.6%                       48,893     DaimlerChrysler AG                                     2,284,250
                                                     13,808     Volkswagen AG                                            583,279
                                                                                                                     -----------
                                                                                                                       2,867,529
             -----------------------------------------------------------------------------------------------------------------------
             Capital Markets--0.5%                   33,628     Deutsche Bank AG (Registered Shares)                   2,642,194
                                                      3,609     Marschollek, Lautenschlaeger und Partner AG               53,262
                                                                                                                     -----------
                                                                                                                       2,695,456
             -----------------------------------------------------------------------------------------------------------------------
             Chemicals--0.6%                         29,384     BASF AG                                                1,572,645
                                                     37,236     Bayer AG                                               1,073,685
                                                      4,297     Linde AG                                                 236,512
                                                                                                                     -----------
                                                                                                                       2,882,842
             -----------------------------------------------------------------------------------------------------------------------
             Commercial Banks--0.2%                  35,166     Bayerische Hypo- und Vereinsbank AG (a)                  625,513
                                                     31,094     Commerzbank AG (a)                                       547,786
                                                                                                                     -----------
                                                                                                                       1,173,299
             -----------------------------------------------------------------------------------------------------------------------
             Construction Materials--0.0%             2,446     Heidelberger Zement AG                                   121,864
             -----------------------------------------------------------------------------------------------------------------------
             Diversified Financial Services--0.1%     8,194     Deutsche Boerse AG                                       416,415
             -----------------------------------------------------------------------------------------------------------------------
             Diversified Telecommunication          145,552     Deutsche Telekom AG (Registered Shares) (a)            2,557,120
             Services--0.5%
             -----------------------------------------------------------------------------------------------------------------------
             Electric Utilities--0.5%                35,280     E.On AG                                                2,545,359
             -----------------------------------------------------------------------------------------------------------------------
             Electronic Equipment &                   2,386     Epcos AG (a)                                              49,843
             Instruments--0.0%
             -----------------------------------------------------------------------------------------------------------------------
             Food & Staples Retailing--0.1%           8,744     Metro AG                                                 414,472
             -----------------------------------------------------------------------------------------------------------------------
             Health Care Providers &                  2,906     Fresenius Medical Care AG                                215,635
             Services--0.1%                           1,654     Gehe AG                                                   98,806
                                                                                                                     -----------
                                                                                                                         314,441
             -----------------------------------------------------------------------------------------------------------------------
             Hotels, Restaurants & Leisure--0.0%     11,871     TUI AG                                                   226,753
             -----------------------------------------------------------------------------------------------------------------------
             Industrial Conglomerates--0.7%          45,374     Siemens AG                                             3,263,125
                                                        860     Siemens AG (ADR) (b)                                      62,367
                                                                                                                     -----------
                                                                                                                       3,325,492
             -----------------------------------------------------------------------------------------------------------------------
             Insurance--0.6%                         17,225     Allianz AG (Registered Shares)                         1,865,784
                                                      9,461     Muenchener Rueckversicherungs-Gesellschaft AG
                                                                (Registered Shares)                                    1,025,606
                                                                                                                     -----------
                                                                                                                       2,891,390
             -----------------------------------------------------------------------------------------------------------------------
             Machinery--0.1%                          8,871     MAN AG                                                   323,571
             -----------------------------------------------------------------------------------------------------------------------
             Metals & Mining--0.1%                   25,036     Thyssen Krupp AG                                         426,745
             -----------------------------------------------------------------------------------------------------------------------
             Multiline Retail--0.0%                   1,640     Karstadt AG                                               35,696


        MERRILL LYNCH INTERNATIONAL INDEX FUND         JUNE 30, 2004          19

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)            Master International Index Series

                                                                                                                         Value
Country      Industry*                          Shares Held     Common Stocks                                      (in U.S. dollars)
====================================================================================================================================
Germany      Multi-Utilities & Unregulated           23,725     RWE AG                                               $ 1,115,633
(concluded)  Power--0.2%
             -----------------------------------------------------------------------------------------------------------------------
             Personal Products--0.0%                    572     Beiersdorf AG                                             66,843
             -----------------------------------------------------------------------------------------------------------------------
             Pharmaceuticals--0.2%                    5,521     Altana AG                                                332,027
                                                      2,378     Merck KGaA                                               143,213
                                                     11,452     Schering AG                                              674,779
                                                                                                                     -----------
                                                                                                                       1,150,019
             -----------------------------------------------------------------------------------------------------------------------
             Semiconductors & Semiconductor          32,869     Infineon Technologies AG (a)                             441,090
             Equipment--0.1%
             -----------------------------------------------------------------------------------------------------------------------
             Software--0.4%                          12,376     SAP AG (Systeme, Anwendungen, Produkte in der
                                                                Datenverarbeitung)                                     2,051,702
             -----------------------------------------------------------------------------------------------------------------------
             Specialty Retail--0.0%                   1,160     Douglas Holding AG                                        33,194
             -----------------------------------------------------------------------------------------------------------------------
             Textiles, Apparel & Luxury               2,665     Adidas--Salomon AG                                       318,174
             Goods--0.1%                              1,281     Puma AG Rudolf Dassler Sport                             325,530
                                                                                                                     -----------
                                                                                                                         643,704
             -----------------------------------------------------------------------------------------------------------------------
             Thrifts & Mortgage Finance--0.1%        10,251     Hypo Real Estate Holding AG (a)                          300,697
             -----------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Germany                        30,387,398
====================================================================================================================================
Greece       Beverages--0.0%                          8,833     Hellenic Bottling Co.                                    205,691
             -----------------------------------------------------------------------------------------------------------------------
             Commercial Banks--0.2%                  13,336     Alpha Credit Bank                                        339,432
                                                      3,787     Bank of Piraeus                                           44,324
                                                      1,938     Commercial Bank of Greece                                 50,836
                                                     15,709     EFG Eurobank Ergasias                                    339,435
                                                     19,305     National Bank of Greece SA                               423,713
                                                                                                                     -----------
                                                                                                                       1,197,740
             -----------------------------------------------------------------------------------------------------------------------
             Communications Equipment--0.0%          13,744     Intracom SA                                               59,195
             -----------------------------------------------------------------------------------------------------------------------
             Construction & Engineering--0.0%         9,858     Technical Olympic SA                                      41,498
             -----------------------------------------------------------------------------------------------------------------------
             Construction Materials--0.0%             2,682     Titan Cement Company                                      63,303
             -----------------------------------------------------------------------------------------------------------------------
             Diversified Telecommunication           14,796     Hellenic Telecommunications Organization SA (OTE)        191,537
             Services--0.0%
             -----------------------------------------------------------------------------------------------------------------------
             Electric Utilities--0.0%                10,016     Public Power Corporation                                 237,626
             -----------------------------------------------------------------------------------------------------------------------
             Hotels, Restaurants & Leisure--0.0%      6,153     Greek Organization of Football Prognostics               115,435
             -----------------------------------------------------------------------------------------------------------------------
             Metals & Mining--0.0%                    4,057     Viohalco, Hellenic Copper and Aluminum
                                                                Industry SA                                               29,221
             -----------------------------------------------------------------------------------------------------------------------
             Wireless Telecommunication               6,600     Cosmote Mobile Telecommunications SA                     102,783
             Services--0.0%
             -----------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Greece                          2,244,029
====================================================================================================================================
Hong Kong    Airlines--0.0%                          51,263     Cathay Pacific Airways                                    96,614
             -----------------------------------------------------------------------------------------------------------------------
             Commercial Banks--0.2%                 164,400     BOC Hong Kong (Holdings) Limited                         280,330
                                                    109,139     Bank of East Asia, Ltd.                                  312,034
                                                     39,953     Hang Seng Bank Limited                                   512,231
                                                                                                                     -----------
                                                                                                                       1,104,595
             -----------------------------------------------------------------------------------------------------------------------
             Distributors--0.0%                     138,719     Li & Fung Limited                                        202,748
             -----------------------------------------------------------------------------------------------------------------------
             Diversified Financial Services--0.0%   104,000     Hong Kong Exchanges & Clearing Ltd.                      213,339
             -----------------------------------------------------------------------------------------------------------------------
             Diversified Telecommunication          126,195     PCCW Limited (a)                                          85,750
             Services--0.0%
             -----------------------------------------------------------------------------------------------------------------------
             Electric Utilities--0.2%               122,687     CLP Holdings Limited                                     671,650
                                                    102,000     Hongkong Electric Holdings Limited                       422,395
                                                                                                                     -----------
                                                                                                                       1,094,045
             -----------------------------------------------------------------------------------------------------------------------
             Electrical Equipment--0.0%             122,328     Johnson Electric Holdings Limited                        124,684
             -----------------------------------------------------------------------------------------------------------------------
             Gas Utilities--0.1%                    206,240     Hong Kong and China Gas Company Ltd.                     339,776
             -----------------------------------------------------------------------------------------------------------------------
             Hotels, Restaurants & Leisure--0.0%     24,734     Shangri-La Asia Limited                                   24,100
             -----------------------------------------------------------------------------------------------------------------------
             Household Durables--0.0%                16,560     Techtronic Industries Company Limited                     26,433



20      MERRILL LYNCH INTERNATIONAL INDEX FUND         JUNE 30, 2004

Schedule of Investments (continued)            Master International Index Series

                                                                                                                         Value
Country      Industry*                          Shares Held     Common Stocks                                      (in U.S. dollars)
====================================================================================================================================
Hong Kong    Industrial Conglomerates--0.2%         109,989     Hutchison Whampoa Limited                            $   750,906
(concluded)  -----------------------------------------------------------------------------------------------------------------------
             Media--0.0%                             34,025     South China Morning Post Holdings Ltd.                    13,523
                                                      5,646     Television Broadcasts Ltd.                                24,177
                                                                                                                     -----------
                                                                                                                          37,700
             -----------------------------------------------------------------------------------------------------------------------
             Real Estate--0.4%                       12,000     Amoy Properties Limited                                   15,462
                                                     98,735     Cheung Kong (Holdings) Ltd.                              727,873
                                                     43,491     Henderson Land Development Company Limited               187,351
                                                    219,890     New World Development Company Ltd.                       162,103
                                                     48,421     Sino Land Company Limited                                 27,005
                                                     66,324     Sun Hung Kai Properties Ltd.                             544,211
                                                     52,577     Swire Pacific Limited 'A'                                340,411
                                                     56,107     Wharf (Holdings) Ltd.                                    161,132
                                                                                                                     -----------
                                                                                                                       2,165,548
             -----------------------------------------------------------------------------------------------------------------------
             Road & Rail--0.0%                       24,500     MTR Corporation Limited                                   37,065
             -----------------------------------------------------------------------------------------------------------------------
             Semiconductors & Semiconductor           5,004     ASM Pacific Technology Limited                            18,765
             Equipment--0.0%
             -----------------------------------------------------------------------------------------------------------------------
             Specialty Retail--0.0%                  24,000     Esprit Holdings Limited                                  107,387
                                                    190,394     Giordano International Limited                           120,220
                                                                                                                     -----------
                                                                                                                         227,607
             -----------------------------------------------------------------------------------------------------------------------
             Textiles, Apparel & Luxury              85,353     Texwinca Holdings Limited                                 67,299
             Goods--0.0%                             21,785     Yue Yuen Industrial (Holdings) Limited                    52,928
                                                                                                                     -----------
                                                                                                                         120,227
             -----------------------------------------------------------------------------------------------------------------------
             Transportation Infrastructure--0.0%     18,465     Hopewell Holdings Limited                                 37,168
             -----------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Hong Kong                       6,707,070
====================================================================================================================================
Ireland      Airlines--0.0%                          27,680     Ryanair Holdings PLC (a)                                 155,924
             -----------------------------------------------------------------------------------------------------------------------
             Commercial Banks--0.4%                  58,164     Allied Irish Banks PLC                                   898,718
                                                     65,410     Bank of Ireland                                          873,164
                                                                                                                     -----------
                                                                                                                       1,771,882
             -----------------------------------------------------------------------------------------------------------------------
             Construction Materials--0.2%            36,878     CRH PLC                                                  778,948
             -----------------------------------------------------------------------------------------------------------------------
             Distributors--0.0%                       2,786     Grafton Group PLC                                         22,202
             -----------------------------------------------------------------------------------------------------------------------
             Diversified Financial Services--0.1%    19,286     Depfa Bank PLC                                           280,164
             -----------------------------------------------------------------------------------------------------------------------
             Food Products--0.0%                     31,825     Greencore Group PLC                                      123,129
                                                      4,710     Kerry Group PLC 'A'                                       99,881
                                                                                                                     -----------
                                                                                                                         223,010
             -----------------------------------------------------------------------------------------------------------------------
             Household Durables--0.0%                32,474     Waterford Wedgwood PLC                                     6,954
             -----------------------------------------------------------------------------------------------------------------------
             Industrial Conglomerates--0.0%           3,189     DCC PLC                                                   58,004
             -----------------------------------------------------------------------------------------------------------------------
             Insurance--0.0%                         13,484     Irish Life & Permanent PLC                               205,230
             -----------------------------------------------------------------------------------------------------------------------
             Media--0.0%                             21,817     Independent News & Media PLC                              51,760
             -----------------------------------------------------------------------------------------------------------------------
             Pharmaceuticals--0.1%                   19,797     Elan Corporation PLC (a)                                 486,778
                                                      5,755     Elan Corporation PLC (ADR) (a)(b)                        142,379
                                                                                                                     -----------
                                                                                                                         629,157
             -----------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Ireland                         4,183,235
====================================================================================================================================
Italy        Aerospace & Defense--0.1%              312,371     Finmeccanica SpA                                         248,094
             -----------------------------------------------------------------------------------------------------------------------
             Automobiles--0.0%                       20,604     Fiat SpA (a)                                             172,868
             -----------------------------------------------------------------------------------------------------------------------
             Capital Markets--0.1%                   32,610     Banca Fideuram SpA                                       182,902
                                                     25,358     Mediobanca SpA                                           308,518
                                                     25,906     Mediolanum SpA                                           164,842
                                                                                                                     -----------
                                                                                                                         656,262


        MERRILL LYNCH INTERNATIONAL INDEX FUND         JUNE 30, 2004          21

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)            Master International Index Series

                                                                                                                         Value
Country      Industry*                          Shares Held     Common Stocks                                      (in U.S. dollars)
====================================================================================================================================
Italy        Commercial Banks--0.9%                  15,000     Banca Antonveneta SpA                                $   308,238
(concluded)                                          36,404     Banca Intesa SpA                                         109,399
                                                     52,096     Banca Monte dei Paschi di Siena SpA                      166,696
                                                     31,814     Banca Nazionale del Lavoro SpA (Ordinary)                 73,968
                                                     16,065     Banca Popolare di Milano Scrl (BPM)                      103,200
                                                     17,934     Banche Populari Unite Scrl                               297,398
                                                     27,638     Banco Popolare di Verona e Novara Scrl                   474,796
                                                    111,199     Capitalia SpA                                            347,967
                                                    210,817     Intesa BCI SpA                                           823,591
                                                     45,931     San Paolo--IMI SpA                                       553,231
                                                    234,054     Unicredito Italiano SpA                                1,156,133
                                                                                                                     -----------
                                                                                                                       4,414,617
             -----------------------------------------------------------------------------------------------------------------------
             Construction Materials--0.0%             5,565     Italcementi SpA                                           74,477
             -----------------------------------------------------------------------------------------------------------------------
             Diversified Financial Services--0.0%     4,347     FinecoGroup SpA (a)                                       27,396
             -----------------------------------------------------------------------------------------------------------------------
             Diversified Telecommunication          446,136     Telecom Italia SpA                                     1,386,832
             Services--0.4%                         365,735     Telecom Italia SpA-RNC                                   807,623
                                                                                                                     -----------
                                                                                                                       2,194,455
             -----------------------------------------------------------------------------------------------------------------------
             Electric Utilities--0.2%               145,055     Enel SpA                                               1,163,011
             -----------------------------------------------------------------------------------------------------------------------
             Gas Utilities--0.2%                     32,037     Snam Rete Gas SpA                                        137,592
             -----------------------------------------------------------------------------------------------------------------------
             Hotels, Restaurants & Leisure--0.0%      4,473     Autogrill SpA (a)                                         63,400
             -----------------------------------------------------------------------------------------------------------------------
             Industrial Conglomerates--0.0%         198,300     Pirelli & C. SpA                                         204,831
             -----------------------------------------------------------------------------------------------------------------------
             Insurance--0.4%                         25,108     Alleanza Assicurazioni SpA                               286,537
                                                     51,264     Assicurazioni Generali SpA                             1,382,751
                                                     15,603     Riunione Adriatica di Sicurta SpA                        283,042
                                                                                                                     -----------
                                                                                                                       1,952,330
             -----------------------------------------------------------------------------------------------------------------------
             Internet Software & Services--0.0%     225,866     Telecom Italia Media SpA (a)                              93,047
                                                      2,170     Tiscali SpA (a)                                            9,758
                                                                                                                     -----------
                                                                                                                         102,805
             -----------------------------------------------------------------------------------------------------------------------
             Media--0.1%                             15,754     Gruppo Editoriale L'Espresso SpA                          94,877
                                                     34,370     Mediaset SpA                                             391,818
                                                      5,198     Mondadori (Arnoldo) Editore SpA                           49,202
                                                    171,874     Seat Pagine Gialle SpA                                    72,143
                                                                                                                     -----------
                                                                                                                         608,040
             -----------------------------------------------------------------------------------------------------------------------
             Multiline Retail--0.0%                   5,245     La Rinascente SpA (a)                                     12,763
             -----------------------------------------------------------------------------------------------------------------------
             Multi-Utilities & Unregulated           16,589     Edison SpA (a)                                            28,700
             Power--0.0%
             -----------------------------------------------------------------------------------------------------------------------
             Oil & Gas--0.7%                        159,790     ENI SpA                                                3,172,553
                                                      1,875     ENI SpA (ADR) (b)                                        188,138
                                                                                                                     -----------
                                                                                                                       3,360,691
             -----------------------------------------------------------------------------------------------------------------------
             Textiles, Apparel & Luxury               5,296     Benetton Group SpA                                        60,568
             Goods--0.1%                             15,567     Bulgari SpA                                              157,388
                                                      4,858     Luxottica Group SpA                                       80,974
                                                                                                                     -----------
                                                                                                                         298,930
             -----------------------------------------------------------------------------------------------------------------------
             Transportation Infrastructure--0.1%     14,521     Autotrade SpA                                            285,322
             -----------------------------------------------------------------------------------------------------------------------
             Wireless Telecommunication             228,963     Telecom Italia Mobile (TIM) SpA                        1,298,126
             Services--0.3%
             -----------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Italy                          17,304,710
             =======================================================================================================================


22      MERRILL LYNCH INTERNATIONAL INDEX FUND         JUNE 30, 2004

Schedule of Investments (continued)            Master International Index Series

                                                                                                                         Value
Country      Industry*                          Shares Held     Common Stocks                                      (in U.S. dollars)
====================================================================================================================================
Japan        Air Freight & Logistics--0.1%           29,000     Yamato Transport Co., Ltd.                           $   473,345
             -----------------------------------------------------------------------------------------------------------------------
             Airlines--0.0%                          28,000     Japan Airlines System Corporation                         89,557
             -----------------------------------------------------------------------------------------------------------------------
             Auto Components--0.4%                    4,900     Aisin Seiki Co. Ltd.                                     102,163
                                                     39,000     Bridgestone Corp.                                        732,713
                                                     29,600     Denso Corporation                                        689,035
                                                      9,000     NGK Spark Plug Co., Ltd.                                  86,358
                                                     20,000     Sanden Corporation                                       124,639
                                                      7,000     Stanley Electric Co., Ltd.                               117,014
                                                      8,000     TOYOTA INDUSTRIES CORPORATION                            192,091
                                                      1,000     Toyoda Gosei Co., Ltd.                                    23,599
                                                                                                                     -----------
                                                                                                                       2,067,612
             -----------------------------------------------------------------------------------------------------------------------
             Automobiles--2.2%                       44,400     Honda Motor Co., Ltd.                                  2,140,347
                                                    137,100     Nissan Motor Co., Ltd.                                 1,524,101
                                                    172,200     Toyota Motor Corporation                               6,975,430
                                                      9,000     Yamaha Motor Co., Ltd.                                   140,137
                                                                                                                     -----------
                                                                                                                      10,780,015
             -----------------------------------------------------------------------------------------------------------------------
             Beverages--0.2%                         31,000     Asahi Breweries Limited                                  341,777
                                                     38,000     Kirin Brewery Company, Ltd.                              375,769
                                                     39,000     Sapporo Breweries Limited                                142,968
                                                     17,000     Takara Shuzo Co., Ltd.                                   137,103
                                                                                                                     -----------
                                                                                                                         997,617
             -----------------------------------------------------------------------------------------------------------------------
             Building Products--0.3%                 45,000     Asahi Glass Company, Limited                             468,084
                                                      2,000     Central Glass Co., Ltd.                                   16,936
                                                      9,000     Daikin Industries, Ltd.                                  241,672
                                                     36,000     Nippon Sheet Glass Company, Ltd.                         142,529
                                                     13,000     Tostem Corporation                                       280,576
                                                     26,000     Toto Limited                                             273,546
                                                                                                                     -----------
                                                                                                                       1,423,343
             -----------------------------------------------------------------------------------------------------------------------
             Capital Markets--0.5%                   59,000     Daiwa Securities Group Inc.                              423,920
                                                      1,100     Jafco Co., Ltd.                                           83,976
                                                     96,000     The Nikko Securities Co., Ltd.                           465,417
                                                    113,000     The Nomura Securities Co., Ltd.                        1,672,501
                                                                                                                     -----------
                                                                                                                       2,645,814
             -----------------------------------------------------------------------------------------------------------------------
             Chemicals--1.0%                         70,000     Asahi Chemical Industry Co., Ltd.                        362,462
                                                      3,000     Daicel Chemical Industries, Ltd.                          15,754
                                                     30,000     Dainippon Ink and Chemicals, Inc.                         76,983
                                                      3,000     Denki Kagaku Kogyo Kabushiki Kaisha                       10,640
                                                      2,500     Hitachi Chemical Company, Ltd.                            41,081
                                                     11,000     Ishihara Sangyo Kaisha, Ltd.                              24,295
                                                     15,000     JSR Corporation                                          281,813
                                                     13,000     Kaneka Corporation                                       123,072
                                                     32,000     Kuraray Co., Ltd.                                        261,889
                                                     82,000     Mitsubishi Chemical Corporation                          217,935
                                                     18,000     Mitsubishi Gas Chemical Company, Inc.                     74,564
                                                     51,000     Mitsubishi Rayon Company, Ltd.                           198,176
                                                     24,000     Mitsui Chemicals Inc.                                    120,093
                                                     18,000     Nissan Chemical Industries, Ltd.                         144,673
                                                     11,510     Nitto Denko Corporation                                  588,607
                                                      4,000     Nok Corporation                                          148,467
                                                     18,800     Shin-Etsu Chemical Co., Ltd.                             671,952
                                                     84,000     Showa Denko K.K.                                         210,164
                                                     21,000     Sumitomo Bakelite Company Limited                        147,038


        MERRILL LYNCH INTERNATIONAL INDEX FUND         JUNE 30, 2004          23

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)            Master International Index Series

                                                                                                                         Value
Country      Industry*                          Shares Held     Common Stocks                                      (in U.S. dollars)
====================================================================================================================================
Japan        Chemicals                               69,000     Sumitomo Chemical Co., Ltd.                          $   321,871
(continued)  (concluded)                             67,000     Teijin Limited                                           250,525
                                                     54,000     Toray Industries, Inc.                                   254,374
                                                      6,000     Tosoh Corporation                                         21,665
                                                     78,000     Ube Industries, Ltd.                                     121,523
                                                                                                                     -----------
                                                                                                                       4,689,616
             -----------------------------------------------------------------------------------------------------------------------
             Commercial Banks--1.9%                  12,000     The 77 Bank, Ltd.                                         81,822
                                                     47,000     The Bank of Fukuoka, Ltd.                                278,688
                                                     68,000     The Bank of Yokohama, Ltd. (a)                           425,019
                                                     31,000     The Chiba Bank, Ltd.                                     189,781
                                                    234,000     Daiwa Bank Holdings, Inc.                                416,038
                                                     13,000     The Gunma Bank Ltd.                                       65,527
                                                     17,000     Hokugin Financial Group, Inc.                             43,624
                                                     23,000     The Joyo Bank, Ltd.                                      102,232
                                                        255     Mitsubishi Tokyo Financial Group, Inc.                 2,360,354
                                                     26,000     Mitsui Trust Holdings, Inc.                              190,625
                                                        429     Mizuho Financial Group, Inc.                           1,946,158
                                                     23,000     Shinsei Bank, Ltd.                                       146,708
                                                     30,000     The Shizuoka Bank, Ltd.                                  265,041
                                                        229     Sumitomo Mitsui Financial Group, Inc.                  1,569,830
                                                     55,000     The Sumitomo Trust and Banking Co., Ltd.                 391,651
                                                      4,000     The Suruga Bank, Ltd.                                     30,647
                                                        212     UFJ Holdings, Inc.                                       936,480
                                                                                                                     -----------
                                                                                                                       9,440,225
             -----------------------------------------------------------------------------------------------------------------------
             Commercial Services & Supplies--0.4%     2,000     Benesse Corporation                                       65,619
                                                     44,000     Dai Nippon Printing Co., Ltd.                            702,855
                                                      5,000     Kokuyo Co., Ltd.                                          63,053
                                                        500     Meitec Corp.                                              19,796
                                                     14,500     Secom Co., Ltd.                                          615,268
                                                     41,000     Toppan Printing Co., Ltd.                                464,052
                                                                                                                     -----------
                                                                                                                       1,930,643
             -----------------------------------------------------------------------------------------------------------------------
             Communications Equipment--0.0%           7,000     Uniden Corp.                                             151,721
             -----------------------------------------------------------------------------------------------------------------------
             Computers & Peripherals--0.4%           90,000     Fujitsu Limited                                          634,285
                                                     11,000     Mitsumi Electric Company, Ltd.                           127,224
                                                     95,000     NEC Corporation                                          668,652
                                                      3,900     Seiko Epson Corporation                                  141,896
                                                    153,000     Toshiba Corporation                                      615,562
                                                                                                                     -----------
                                                                                                                       2,187,619
             -----------------------------------------------------------------------------------------------------------------------
             Construction & Engineering--0.2%        15,000     COMSYS Holdings Corporation                              121,798
                                                     19,000     JGC Corporation                                          182,835
                                                     71,000     Kajima Corporation                                       263,529
                                                      9,000     Kinden Corporation                                        56,253
                                                     14,000     Nishimatsu Construction Co., Ltd.                         48,884
                                                     25,000     Obayashi Corporation                                     134,491
                                                     16,000     Shimizu Corporation                                       72,437
                                                     28,000     Taisei Corporation                                       105,723
                                                      3,000     Toda Corporation                                          12,290
                                                                                                                     -----------
                                                                                                                         998,240
             -----------------------------------------------------------------------------------------------------------------------
             Construction Materials--0.1%            51,000     Sumitomo Osaka Cement Co., Ltd.                          140,219
                                                     76,000     Taiheiyo Cement Corporation                              189,451
                                                                                                                     -----------
                                                                                                                         329,670
             -----------------------------------------------------------------------------------------------------------------------


24      MERRILL LYNCH INTERNATIONAL INDEX FUND         JUNE 30, 2004

Schedule of Investments (continued)            Master International Index Series

                                                                                                                         Value
Country      Industry*                          Shares Held     Common Stocks                                      (in U.S. dollars)
====================================================================================================================================
Japan        Consumer Finance--0.4%                   3,500     Acom Co., Ltd.                                       $   227,421
(continued)                                             500     Aeon Credit Service Co, Ltd.                              33,359
                                                      2,000     Aiful Corporation                                        208,771
                                                     10,800     Credit Saison Co., Ltd.                                  324,648
                                                      5,500     Orix Corporation                                         630,069
                                                      4,700     Promise Co., Ltd.                                        313,577
                                                      3,520     Takefuji Corporation                                     255,173
                                                                                                                     -----------
                                                                                                                       1,993,018
             -----------------------------------------------------------------------------------------------------------------------
             Containers & Packaging--0.0%            10,000     Toyo Seikan Kaisha, Ltd.                                 171,745
             -----------------------------------------------------------------------------------------------------------------------
             Diversified Telecommunication              324     Nippon Telegraph & Telephone Corporation (NTT)         1,731,128
             Services--0.4%
             -----------------------------------------------------------------------------------------------------------------------
             Electric Utilities--0.8%                40,700     Chubu Electric Power Company, Incorporated               859,767
                                                      6,000     Hokkaido Electric Power Company, Incorporated            106,621
                                                     43,000     Kansai Electric Power Company, Inc.                      783,824
                                                     23,600     Kyushu Electric Power Company, Incorporated              440,141
                                                     25,100     Tohoku Electric Power Co., Inc.                          422,800
                                                     64,600     Tokyo Electric Power                                   1,465,289
                                                                                                                     -----------
                                                                                                                       4,078,442
             -----------------------------------------------------------------------------------------------------------------------
             Electrical Equipment--0.3%              30,000     Fujikura Ltd.                                            168,813
                                                     48,000     The Furukawa Electric Co., Ltd. (a)                      204,995
                                                     13,873     Matsushita Electric Works, Ltd.                          125,870
                                                    103,000     Mitsubishi Electric Corporation                          505,962
                                                     49,000     Sumitomo Electric Industries                             499,812
                                                      3,000     Ushio Inc.                                                54,108
                                                                                                                     -----------
                                                                                                                       1,559,560
             -----------------------------------------------------------------------------------------------------------------------
             Electronic Equipment &                  14,000     Alps Electric Co., Ltd.                                  199,129
             Instruments--1.3%                       15,000     Anritsu Corp.                                             98,153
                                                     23,000     Citizen Watch Co.                                        260,532
                                                     23,000     Dainippon Screen Mfg. Co., Ltd.                          135,747
                                                      1,500     Hirose Electric Co., Ltd.                                164,826
                                                    178,000     Hitachi Ltd.                                           1,225,111
                                                      6,700     Hoya Corporation                                         701,223
                                                      1,900     Keyence Corporation                                      433,405
                                                      8,900     Kyocera Corporation                                      755,295
                                                      1,200     Mabuchi Motor Co., Ltd.                                   88,970
                                                     14,500     Murata Manufacturing Co., Ltd.                           826,559
                                                      2,000     Nidec Corporation                                        204,921
                                                     48,000     Oki Electric Industry Company, Limited (a)               193,117
                                                     11,000     Omron Corporation                                        257,572
                                                      6,200     TDK Corporation                                          470,476
                                                      9,000     Taiyo Yuden Co., Ltd.                                    126,774
                                                     19,000     Yokogawa Electric Corporation                            253,357
                                                                                                                     -----------
                                                                                                                       6,395,167
             -----------------------------------------------------------------------------------------------------------------------
             Food & Staples Retailing--0.5%           5,400     FamilyMart Co., Ltd.                                     176,181
                                                     18,000     Ito-Yokado Co., Ltd.                                     770,380
                                                     16,000     JUSCO Co., Ltd.                                          642,258
                                                      2,400     Lawson Inc.                                               98,978
                                                      4,200     Matsumotokiyoshi Co., Ltd.                               127,022
                                                     23,000     Seven-Eleven Japan Co., Ltd.                             750,401
                                                      4,000     Uny Co., Ltd.                                             51,212
                                                                                                                     -----------
                                                                                                                       2,616,432
             -----------------------------------------------------------------------------------------------------------------------


        MERRILL LYNCH INTERNATIONAL INDEX FUND         JUNE 30, 2004          25

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)            Master International Index Series

                                                                                                                         Value
Country      Industry*                          Shares Held     Common Stocks                                      (in U.S. dollars)
====================================================================================================================================
Japan        Food Products--0.3%                     42,000     Ajinomoto Co., Inc.                                  $   505,778
(continued)                                          19,000     Kikkoman Corporation                                     162,984
                                                      1,000     Nichirei Corporation                                       3,519
                                                     10,000     Nippon Meat Packers, Inc.                                123,173
                                                     13,000     Nisshin Seifun Group Inc.                                132,008
                                                      8,100     Nissin Food Products Co., Ltd.                           209,339
                                                     27,000     Snow Brand Milk Products Co., Ltd. (a)                    91,307
                                                      3,000     Yakult Honsha Co., Ltd.                                   43,440
                                                      7,000     Yamazaki Baking Co., Ltd.                                 68,771
                                                                                                                     -----------
                                                                                                                       1,340,319
             -----------------------------------------------------------------------------------------------------------------------
             Gas Utilities--0.2%                    148,000     Osaka Gas Co.                                            410,979
                                                    174,000     Tokyo Gas Co.                                            617,129
                                                                                                                     -----------
                                                                                                                       1,028,108
             -----------------------------------------------------------------------------------------------------------------------
             Health Care Equipment &                 12,000     Olympus Optical Co., Ltd.                                226,550
             Supplies--0.1%                          12,800     Terumo Corporation                                       320,836
                                                                                                                     -----------
                                                                                                                         547,386
             -----------------------------------------------------------------------------------------------------------------------
             Health Care Providers &                    200     Nichii Gakkan Company                                      9,110
             Services--0.0%                           1,000     Suzuken Co., Ltd.                                         31,068
                                                                                                                     -----------
                                                                                                                          40,178
             -----------------------------------------------------------------------------------------------------------------------
             Hotels, Restaurants & Leisure--0.0%      1,900     Oriental Land Co., Ltd                                   124,850
                                                      2,000     Skylark Co., Ltd.                                         40,141
                                                                                                                     -----------
                                                                                                                         164,991
             -----------------------------------------------------------------------------------------------------------------------
             Household Durables--1.4%                16,000     Casio Computer Co., Ltd.                                 242,240
                                                      3,700     Daito Trust Construction Co., Ltd.                       142,419
                                                     35,000     Daiwa House Industry Co., Ltd.                           406,085
                                                      1,000     Makita Corporation                                        14,993
                                                    136,000     Matsushita Electric Industrial Company, Ltd.           1,930,660
                                                      5,800     Pioneer Corporation                                      149,897
                                                    106,000     Sanyo Electric Co., Ltd.                                 436,182
                                                     25,000     Sekisui Chemical Co., Ltd.                               211,016
                                                     26,000     Sekisui House, Ltd.                                      288,558
                                                     51,000     Sharp Corporation                                        814,673
                                                     53,500     Sony Corporation                                       2,015,167
                                                                                                                     -----------
                                                                                                                       6,651,890
             -----------------------------------------------------------------------------------------------------------------------
             Household Products--0.2%                36,000     Kao Corporation                                          867,708
                                                      3,800     Uni-Charm Corporation                                    189,451
                                                                                                                     -----------
                                                                                                                       1,057,159
             -----------------------------------------------------------------------------------------------------------------------
             IT Services--0.2%                        5,100     CSK Corporation                                          247,720
                                                         73     NTT Data Corporation                                     235,495
                                                         36     Net One Systems Co., Ltd.                                140,219
                                                      2,100     Nomura Research Institute, Ltd.                          223,828
                                                        100     OBIC Co., Ltd.                                            21,308
                                                        400     Toyo Information Systems Co., Ltd.                        17,120
                                                                                                                     -----------
                                                                                                                         885,690
             -----------------------------------------------------------------------------------------------------------------------
             Insurance--0.6%                             82     Millea Holdings, Inc.                                  1,217,431
                                                     83,000     Mitsui Sumitomo Insurance Company, Limited               779,682
                                                     10,500     T&D Holdings, Inc.                                       524,447
                                                     42,000     The Yasuda Fire & Marine Insurance Co. Ltd.              429,180
                                                                                                                     -----------
                                                                                                                       2,950,740
             -----------------------------------------------------------------------------------------------------------------------
             Internet & Catalog Retail--0.0%             18     Rakuten, Inc.                                            137,415
             -----------------------------------------------------------------------------------------------------------------------
             Internet Software & Services--0.2%      12,000     Softbank Corp.                                           527,883
                                                         49     Yahoo Japan Corporation (a)                              476,012
                                                                                                                     -----------
                                                                                                                       1,003,895
             -----------------------------------------------------------------------------------------------------------------------


26      MERRILL LYNCH INTERNATIONAL INDEX FUND         JUNE 30, 2004

Schedule of Investments (continued)            Master International Index Series

                                                                                                                         Value
Country      Industry*                          Shares Held     Common Stocks                                      (in U.S. dollars)
====================================================================================================================================
Japan        Leisure Equipment & Products--0.3%       2,100     BANDAI CO., LTD.                                     $    57,160
(continued)                                          27,000     Fuji Photo Film                                          846,263
                                                      1,400     SANKYO COMPANY, LIMITED                                   57,096
                                                        700     Sammy Corporation                                         33,423
                                                      3,500     Shimano Inc.                                              83,398
                                                     13,200     Yamaha Corporation                                       216,542
                                                                                                                     -----------
                                                                                                                       1,293,882
             -----------------------------------------------------------------------------------------------------------------------
             Machinery--0.7%                         29,000     Amada Co., Ltd.                                          191,358
                                                     31,000     Ebara Corporation                                        151,427
                                                      7,400     Fanuc Ltd.                                               441,497
                                                      5,000     Hino Motors, Ltd.                                         36,200
                                                    100,000     Ishikawajima--Harima Heavy Industries Co., Ltd.          164,964
                                                    108,000     Kawasaki Heavy Industries Ltd.                           174,202
                                                     44,000     Komatsu Ltd.                                             266,544
                                                     12,000     Koyo Seiko Co.                                           142,419
                                                     47,000     Kubota Corporation                                       249,828
                                                      3,000     Kurita Water Industries Ltd.                              41,103
                                                     37,000     Minebea Company Ltd.                                     172,259
                                                    196,000     Mitsubishi Heavy Industries, Ltd. (a)                    531,696
                                                     70,000     Mitsui Engineering & Shipbuilding Co., Ltd.              122,531
                                                     13,000     NGK Insulators, Ltd.                                     104,963
                                                     14,000     NSK Limited                                               69,670
                                                     15,000     NTN Corporation                                           75,883
                                                      3,100     SMC Corporation                                          335,243
                                                     54,000     Sumitomo Heavy Industries, Ltd. (a)                      169,253
                                                      3,700     THK Co., Ltd.                                             70,022
                                                     14,000     Takuma Co., Ltd.                                         100,335
                                                                                                                     -----------
                                                                                                                       3,611,397
             -----------------------------------------------------------------------------------------------------------------------
             Marine--0.1%                            21,000     Kawasaki Kisen Kaisha, Ltd.                              106,044
                                                     41,000     Mitsui O.S.K. Lines, Ltd.                                215,681
                                                     71,000     Nippon Yusen Kabushiki Kaisha                            327,297
                                                                                                                     -----------
                                                                                                                         649,022
             -----------------------------------------------------------------------------------------------------------------------
             Media--0.1%                                600     Asatsu-Dk Inc.                                            15,562
                                                         63     Dentsu Inc.                                              162,242
                                                         26     Fuji Television Network, Incorporated                     59,570
                                                      5,000     Toho Co., Ltd.                                            72,676
                                                      4,000     Tokyo Broadcasting System, Inc.                           70,384
                                                                                                                     -----------
                                                                                                                         380,434
             -----------------------------------------------------------------------------------------------------------------------
             Metals & Mining--0.5%                    7,000     Dowa Mining Co., Ltd.                                     41,507
                                                     30,700     JFE Holdings, Inc.                                       752,623
                                                    108,000     Kobe Steel, Ltd.                                         161,334
                                                     59,000     Mitsubishi Materials Corporation                         132,475
                                                     49,000     Mitsui Mining & Smelting Co., Ltd.                       228,575
                                                    321,000     Nippon Steel Corporation                                 673,684
                                                     71,000     Nisshin Steel Co., Ltd.                                  143,802
                                                    177,000     Sumitomo Metal Industries, Ltd.                          209,256
                                                     40,000     Sumitomo Metal Mining Co.                                261,009
                                                                                                                     -----------
                                                                                                                       2,604,265
             -----------------------------------------------------------------------------------------------------------------------
             Multiline Retail--0.2%                   9,000     The Daimaru, Inc.                                         81,822
                                                      6,000     Hankyu Department Stores, Inc.                            52,348
                                                     15,000     Isetan Company Ltd.                                      215,965
                                                     23,000     Marui Co., Ltd.                                          309,857
                                                     16,000     Mitsukoshi, Ltd.                                          88,860
                                                      2,700     Ryohin Keikaku Company Limited                           139,312
                                                     22,000     Takashimaya Co., Ltd.                                    254,447
                                                                                                                     -----------
                                                                                                                       1,142,611
             -----------------------------------------------------------------------------------------------------------------------


        MERRILL LYNCH INTERNATIONAL INDEX FUND         JUNE 30, 2004          27

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)            Master International Index Series

                                                                                                                         Value
Country      Industry*                          Shares Held     Common Stocks                                      (in U.S. dollars)
====================================================================================================================================
Japan        Office Electronics--0.8%                48,000     Canon, Inc.                                          $ 2,529,441
(continued)                                          30,000     Konica Corporation                                       414,059
                                                     44,000     Ricoh Co., Ltd.                                          935,527
                                                                                                                     -----------
                                                                                                                       3,879,027
             -----------------------------------------------------------------------------------------------------------------------
             Oil & Gas--0.2%                         33,500     Nippon Mining Holdings, Inc.                             165,481
                                                     86,000     Nippon Mitsubishi Oil Corp.                              541,465
                                                      6,000     Showa Shell Sekiyu K.K.                                   53,943
                                                     27,000     Teikoku Oil Co., Ltd.                                    145,250
                                                     10,000     TonenGeneral Sekiyu K.K.                                  85,689
                                                                                                                     -----------
                                                                                                                         991,828
             -----------------------------------------------------------------------------------------------------------------------
             Paper & Forest Products--0.1%               49     Nippon Unipac Holding                                    256,418
                                                     59,000     Oji Paper Co., Ltd.                                      378,500
                                                                                                                     -----------
                                                                                                                         634,918
             -----------------------------------------------------------------------------------------------------------------------
             Personal Products--0.1%                  1,700     ADERANS Company Limited                                   36,613
                                                     27,000     Shiseido Company, Limited                                340,237
                                                                                                                     -----------
                                                                                                                         376,850
             -----------------------------------------------------------------------------------------------------------------------
             Pharmaceuticals--1.2%                   13,000     Chugai Pharmaceutical Co., Ltd.                          203,968
                                                     19,000     Daiichi Pharmaceutical Co., Ltd.                         338,679
                                                     17,000     Eisai Company, Ltd.                                      489,209
                                                     20,000     Fujisawa Pharmaceutical Co., Ltd.                        473,812
                                                     17,000     Kaken Pharmaceutical Co., Ltd.                            99,400
                                                     11,000     Kyowa Hakko Kogyo Co., Ltd.                               79,338
                                                     25,900     Sankyo Company, Ltd.                                     561,366
                                                     22,000     Shionogi & Co., Ltd.                                     378,243
                                                      7,000     Taisho Pharmaceutical Company, Ltd.                      155,249
                                                     51,000     Takeda Pharmaceutical Company Limited                  2,238,831
                                                     20,000     Yamanouchi Pharmaceutical Co., Ltd.                      672,685
                                                                                                                     -----------
                                                                                                                       5,690,780
             -----------------------------------------------------------------------------------------------------------------------
             Real Estate--0.5%                           28     Japan Real Estate Investment Corporation                 195,537
                                                         25     Japan Retail Fund Investment Corporation                 172,524
                                                      9,000     Leopalace21 Corporation                                  168,263
                                                     60,000     Mitsubishi Estate Company, Limited                       744,536
                                                     48,000     Mitsui Fudosan Co., Ltd.                                 575,393
                                                         22     Office Building Fund of Japan Incorporated               158,677
                                                     17,000     Sumitomo Realty & Development Co., Ltd.                  210,640
                                                     41,000     Tokyu Land Corporation                                   131,513
                                                                                                                     -----------
                                                                                                                       2,357,083
             -----------------------------------------------------------------------------------------------------------------------
             Road & Rail--0.7%                           51     Central Japan Railway Company                            434,212
                                                        187     East Japan Railway Company                             1,048,838
                                                     15,000     Keihin Electric Express Railway Co., Ltd.                 93,892
                                                     19,000     Keio Electric Railway Co., Ltd.                          108,482
                                                     72,000     Kinki Nippon Railway Co., Ltd.                           273,840
                                                     62,000     Nippon Express Co., Ltd.                                 363,653
                                                     25,000     Odakyu Electric Railway Co., Ltd.                        135,637
                                                     16,000     Seino Transportation Co., Ltd.                           165,257
                                                     42,000     Tobu Railway Co., Ltd.                                   183,989
                                                     70,000     Tokyu Corporation                                        358,612
                                                        121     West Japan Railway Company                               487,926
                                                                                                                     -----------
                                                                                                                       3,654,338
             -----------------------------------------------------------------------------------------------------------------------
             Semiconductors & Semiconductor           3,100     Advantest Corporation                                    207,680
             Equipment--0.4%                          1,200     NEC Electronics Corporation                               73,684
                                                     14,000     Nikon Corporation                                        157,559
                                                      7,000     Rohm Company Ltd.                                        837,832
                                                     11,000     Sanken Electric Co., Ltd.                                143,555
                                                      9,100     Tokyo Electron Limited                                   510,397
                                                                                                                     -----------
                                                                                                                       1,930,707


28      MERRILL LYNCH INTERNATIONAL INDEX FUND         JUNE 30, 2004

Schedule of Investments (continued)            Master International Index Series

                                                                                                                         Value
Country      Industry*                          Shares Held     Common Stocks                                      (in U.S. dollars)
====================================================================================================================================
Japan        Software--0.3%                           7,300     Capcom Company, Ltd.                                 $    80,349
(concluded)                                           3,400     Fuji Soft ABC Incorporated                               133,675
                                                      3,600     Konami Co., Ltd.                                          91,390
                                                      4,500     Namco Ltd.                                               126,197
                                                      6,200     Nintendo Company Ltd.                                    718,783
                                                        900     Oracle Corporation Japan                                  49,901
                                                     10,900     Sega Enterprises Ltd. (a)                                139,852
                                                      4,000     Trend Micro Incorporated                                 177,427
                                                                                                                     -----------
                                                                                                                       1,517,574
             -----------------------------------------------------------------------------------------------------------------------
             Specialty Retail--0.1%                   2,800     Aoyamma Trading Co., Ltd.                                 75,828
                                                      1,300     Autobacs Seven Co., Ltd.                                  42,533
                                                      2,700     Fast Retailing Co., Ltd.                                 218,494
                                                        600     Shimachu Co., Ltd.                                        16,304
                                                        600     Shimamura Co., Ltd.                                       52,019
                                                        700     USS Co., Ltd.                                             60,239
                                                      6,500     Yamada Denki Co. Ltd.                                    242,451
                                                                                                                     -----------
                                                                                                                         707,868
             -----------------------------------------------------------------------------------------------------------------------
             Textiles, Apparel & Luxury               1,000     Nisshinbo Industries Inc.                                  7,524
             Goods--0.1%                             13,000     Onward Kashiyama Co., Ltd.                               208,496
                                                      2,000     Toyobo Co., Ltd.                                           5,022
                                                      5,000     Wacoal Corp.                                              53,155
                                                      1,600     World Co., Ltd.                                           48,683
                                                                                                                     -----------
                                                                                                                         322,880
             -----------------------------------------------------------------------------------------------------------------------
             Tobacco--0.1%                               42     Japan Tobacco, Inc.                                      326,408
             -----------------------------------------------------------------------------------------------------------------------
             Trading Companies &                     76,000     ITOCHU Corporation                                       341,291
             Distributors--0.4%                      71,000     Marubeni Corporation                                     174,385
                                                     56,000     Mitsubishi Corporation                                   544,013
                                                     82,000     Mitsui & Co., Ltd.                                       613,976
                                                     22,771     Nissho Iwai--Nichimen Holdings Corporation               115,822
                                                     39,000     Sumitomo Corporation                                     283,077
                                                                                                                     -----------
                                                                                                                       2,072,564
             -----------------------------------------------------------------------------------------------------------------------
             Transportation Infrastructure--0.0%      2,000     Kamigumi Co., Ltd.                                        14,535
                                                      8,000     Mitsubishi Logistics Corp.                                75,810
                                                                                                                     -----------
                                                                                                                          90,345
             -----------------------------------------------------------------------------------------------------------------------
             Wireless Telecommunication               1,089     NTT DoCoMo, Inc.                                       1,946,158
             Services--0.4%
             -----------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Japan                         108,739,239
====================================================================================================================================
Luxembourg   Metals & Mining--0.1%                   22,024     Arcelor                                                  369,778
             -----------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Luxembourg                        369,778
====================================================================================================================================
Netherlands  Aerospace & Defense--0.1%               17,485     European Aeronautic Defence and Space Company            486,729
             -----------------------------------------------------------------------------------------------------------------------
             Air Freight & Logistics--0.1%           23,125     TNT Post Group NV                                        528,376
             -----------------------------------------------------------------------------------------------------------------------
             Beverages--0.1%                         16,034     Heineken NV                                              526,905
             -----------------------------------------------------------------------------------------------------------------------
             Biotechnology--0.0%                      4,938     QIAGEN NV (a)                                             58,216
             -----------------------------------------------------------------------------------------------------------------------
             Chemicals--0.2%                         17,506     Akzo Nobel NV                                            643,859
                                                      6,433     DSM NV                                                   315,651
                                                                                                                     -----------
                                                                                                                         959,510
             -----------------------------------------------------------------------------------------------------------------------
             Commercial Banks--0.4%                  91,742     ABN AMRO Holding NV                                    2,006,890
             -----------------------------------------------------------------------------------------------------------------------
             Commercial Services & Supplies--0.0%       737     Randstad Holding NV                                       20,202
                                                      7,896     Vedior NV 'A'                                            115,088
                                                                                                                     -----------
                                                                                                                         135,290
             -----------------------------------------------------------------------------------------------------------------------
             Diversified Financial Services--0.5%     6,783     Euronext NV                                              188,983
                                                     99,467     ING Groep NV                                           2,347,721
                                                                                                                     -----------
                                                                                                                       2,536,704
             -----------------------------------------------------------------------------------------------------------------------


        MERRILL LYNCH INTERNATIONAL INDEX FUND         JUNE 30, 2004          29

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)            Master International Index Series

                                                                                                                         Value
Country      Industry*                          Shares Held     Common Stocks                                      (in U.S. dollars)
====================================================================================================================================
Netherlands  Diversified Telecommunication          131,633     KPN NV                                               $ 1,002,547
(concluded)  Services--0.2%
             -----------------------------------------------------------------------------------------------------------------------
             Energy Equipment & Services--0.0%        2,943     IHC Caland NV                                            136,886
             -----------------------------------------------------------------------------------------------------------------------
             Food & Staples Retailing--0.1%          89,004     Koninklijke Ahold NV                                     698,449
             -----------------------------------------------------------------------------------------------------------------------
             Food Products--0.5%                      8,682     Koninklijke Numico NV (a)                                278,968
                                                     33,602     Unilever NV 'A'                                        2,293,473
                                                                                                                     -----------
                                                                                                                       2,572,441
             -----------------------------------------------------------------------------------------------------------------------
             Household Durables--0.4%                77,649     Koninklijke (Royal) Philips Electronics NV             2,090,658
             -----------------------------------------------------------------------------------------------------------------------
             IT Services--0.0%                       40,212     Getronics NV (a)                                         110,079
             -----------------------------------------------------------------------------------------------------------------------
             Insurance--0.2%                         82,314     Aegon NV                                                 992,460
             -----------------------------------------------------------------------------------------------------------------------
             Media--0.3%                             48,887     Reed Elsevier NV                                         686,380
                                                     13,773     VNU NV                                                   399,988
                                                     21,088     Wolters Kluwer NV 'A'                                    382,798
                                                                                                                     -----------
                                                                                                                       1,469,166
             -----------------------------------------------------------------------------------------------------------------------
             Office Electronics--0.0%                   194     Oce NV                                                     3,139
             -----------------------------------------------------------------------------------------------------------------------
             Oil & Gas--1.3%                        121,275     Royal Dutch Petroleum Company                          6,223,627
             -----------------------------------------------------------------------------------------------------------------------
             Real Estate--0.0%                        1,655     Corio NV                                                  70,474
                                                      1,648     Rodamco Europe NV                                         99,550
                                                        169     Wereldhave NV                                             13,899
                                                                                                                     -----------
                                                                                                                         183,923
             -----------------------------------------------------------------------------------------------------------------------
             Semiconductors & Semiconductor          28,565     ASM Lithography Holding NV                               483,423
             Equipment--0.1%
             -----------------------------------------------------------------------------------------------------------------------
             Trading Companies &                    136,260     Hagemeyer NV (a)                                         288,458
             Distributors--0.1%
             -----------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in the Netherlands                23,493,876
====================================================================================================================================
New Zealand  Construction Materials--0.0%            20,926     Fletcher Building Limited                                 60,465
             -----------------------------------------------------------------------------------------------------------------------
             Diversified Telecommunication          106,181     Telecom Corporation of New Zealand Limited               396,490
             Services--0.1%
             -----------------------------------------------------------------------------------------------------------------------
             Electric Utilities--0.0%                31,055     Contact Energy Limited                                   115,568
             -----------------------------------------------------------------------------------------------------------------------
             Health Care Equipment &                 10,640     Fisher & Paykel Industries Limited                        89,192
             Supplies--0.0%
             -----------------------------------------------------------------------------------------------------------------------
             Household Durables--0.0%                48,724     Fisher & Paykel Appliances Holdings Limited              141,096
             -----------------------------------------------------------------------------------------------------------------------
             Insurance--0.0%                         65,328     Tower Limited (a)                                         70,942
             -----------------------------------------------------------------------------------------------------------------------
             Multiline Retail--0.0%                  16,257     The Warehouse Group Limited                               43,877
             -----------------------------------------------------------------------------------------------------------------------
             Paper & Forest Products--0.0%            7,526     Carter Holt Harvey Limited                                 9,893
                                                        253     Fletcher Challenge Forests                                   307
                                                                                                                     -----------
                                                                                                                          10,200
             -----------------------------------------------------------------------------------------------------------------------
             Transportation Infrastructure--0.0%     16,200     Auckland International Airport Limited                    69,340
             -----------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in New Zealand                       997,170
====================================================================================================================================
Norway       Beverages--0.1%                         10,156     Orkla ASA 'A'                                            254,211
             -----------------------------------------------------------------------------------------------------------------------
             Chemicals--0.0%                         11,455     Yara International ASA (a)                                92,546
             -----------------------------------------------------------------------------------------------------------------------
             Commercial Banks--0.1%                  53,372     DNB Holding ASA                                          364,206
             -----------------------------------------------------------------------------------------------------------------------
             Communications Equipment--0.0%          13,682     Tandberg ASA                                             144,587
             -----------------------------------------------------------------------------------------------------------------------
             Diversified Telecommunication           14,530     Telenor A/S                                              101,038
             Services--0.1%                           8,900     Telenor A/S (ADR) (b)                                    185,120
                                                                                                                     -----------
                                                                                                                         286,158
             -----------------------------------------------------------------------------------------------------------------------
             Energy Equipment & Services--0.0%        4,837     Aker Kvaerner ASA (a)                                     75,889
                                                      3,691     Smedvig ASA 'A'                                           40,603
                                                                                                                     -----------
                                                                                                                         116,492
             -----------------------------------------------------------------------------------------------------------------------


30      MERRILL LYNCH INTERNATIONAL INDEX FUND         JUNE 30, 2004

Schedule of Investments (continued)            Master International Index Series

                                                                                                                         Value
Country      Industry*                          Shares Held     Common Stocks                                      (in U.S. dollars)
====================================================================================================================================
Norway       Insurance--0.0%                         18,604     Storebrand ASA                                       $   127,221
(concluded)  -----------------------------------------------------------------------------------------------------------------------
             Machinery--0.0%                          2,598     Tomra Systems ASA                                         12,256
             -----------------------------------------------------------------------------------------------------------------------
             Media--0.0%                              3,568     Schibsted ASA                                             63,958
             -----------------------------------------------------------------------------------------------------------------------
             Oil & Gas--0.2%                          8,962     Norsk Hydro ASA                                          582,469
                                                     23,291     Statoil ASA                                              295,695
                                                                                                                     -----------
                                                                                                                         878,164
             -----------------------------------------------------------------------------------------------------------------------
             Paper & Forest Products--0.0%            3,089     Norske Skogindustrier ASA                                 55,037
             -----------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Norway                          2,394,836
====================================================================================================================================
Portugal     Commercial Banks--0.1%                  41,741     BPI-SGPS, SA (Registered Shares)                         152,353
                                                    106,725     Banco Comercial Portugues, SA (BCP)
                                                                (Registered Shares)                                      249,306
                                                      8,484     Banco Espirito Santo, SA (Registered Shares)             140,690
                                                                                                                     -----------
                                                                                                                         542,349
             -----------------------------------------------------------------------------------------------------------------------
             Construction Materials--0.0%            15,305     CIMPOR--Cimentos de Portugal, SGPS, SA                    74,483
             -----------------------------------------------------------------------------------------------------------------------
             Diversified Telecommunication           55,420     Portugal Telecom SA (Registered Shares)                  598,075
             Services--0.1%
             -----------------------------------------------------------------------------------------------------------------------
             Electric Utilities--0.1%                96,727     Eletricidade de Portugal, SA (EDP)                       270,671
             -----------------------------------------------------------------------------------------------------------------------
             Food & Staples Retailing--0.0%             978     Jeronimo Martins Demat                                    10,947
                                                      3,120     Jeronimo Martins, SGPS, SA (a)                            34,923
                                                                                                                     -----------
                                                                                                                          45,870
             -----------------------------------------------------------------------------------------------------------------------
             Industrial Conglomerates--0.0%         124,863     Sonae, S.G.P.S., SA                                      136,723
             -----------------------------------------------------------------------------------------------------------------------
             Media--0.0%                              2,349     PT Multimedia--Servicos de Telecomunicacoes e
                                                                Multimedia, SGPS, SA                                      51,442
             -----------------------------------------------------------------------------------------------------------------------
             Transportation Infrastructure--0.0%     11,704     Brisa-Auto Estradas de Portugal, SA                       84,441
             -----------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Portugal                        1,804,054
====================================================================================================================================
Singapore    Aerospace & Defense--0.0%               56,213     Singapore Technologies Engineering Ltd.                   67,882
             -----------------------------------------------------------------------------------------------------------------------
             Air Freight & Logistics--0.0%          202,514     Singapore Post Limited                                   103,464
             -----------------------------------------------------------------------------------------------------------------------
             Airlines--0.0%                          27,582     Singapore Airlines Limited                               179,348
             -----------------------------------------------------------------------------------------------------------------------
             Beverages--0.0%                          3,836     Fraser & Neave Limited                                    31,179
             -----------------------------------------------------------------------------------------------------------------------
             Commercial Banks--0.3%                  66,751     DBS Group Holdings Limited                               558,051
                                                     58,598     Oversea--Chinese Banking Corporation Ltd.                411,644
                                                     64,572     United Overseas Bank Ltd.                                502,345
                                                                                                                     -----------
                                                                                                                       1,472,040
             -----------------------------------------------------------------------------------------------------------------------
             Computers & Peripherals--0.0%            5,907     Creative Technology Limited                               62,072
             -----------------------------------------------------------------------------------------------------------------------
             Distributors--0.0%                       3,331     Cycle & Carriage Ltd.                                     12,377
             -----------------------------------------------------------------------------------------------------------------------
             Diversified Financial Services--0.0%   147,000     Singapore Exchange Limited                               143,377
             -----------------------------------------------------------------------------------------------------------------------
             Diversified Telecommunication          372,718     Singapore Telecommunications, Ltd.                       484,710
             Services--0.1%
             -----------------------------------------------------------------------------------------------------------------------
             Electronic Equipment &                   8,000     Venture Manufacturing (Singapore) Ltd.                    83,602
             Instruments--0.0%
             -----------------------------------------------------------------------------------------------------------------------
             Health Care Providers &                168,000     Parkway Holdings Limited                                 109,240
             Services--0.0%
             -----------------------------------------------------------------------------------------------------------------------
             Hotels, Restaurants & Leisure--0.0%      2,631     Overseas Union Enterprise Ltd.                            10,769
             -----------------------------------------------------------------------------------------------------------------------
             Industrial Conglomerates--0.0%           1,766     Haw Par Corporation Ltd.                                   5,229
                                                     33,914     Keppel Corporation Ltd.                                  138,810
                                                     24,154     SembCorp Industries Limited                               18,791
                                                                                                                     -----------
                                                                                                                         162,830
             -----------------------------------------------------------------------------------------------------------------------
             Machinery--0.0%                        150,000     SembCorp Marine Limited                                   82,731
             -----------------------------------------------------------------------------------------------------------------------
             Marine--0.0%                            31,873     Neptune Orient Lines Limited                              43,671
             -----------------------------------------------------------------------------------------------------------------------
             Media--0.1%                            118,116     Singapore Press Holdings Limited                         285,270
             -----------------------------------------------------------------------------------------------------------------------


        MERRILL LYNCH INTERNATIONAL INDEX FUND         JUNE 30, 2004          31

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)            Master International Index Series

                                                                                                                         Value
Country      Industry*                          Shares Held     Common Stocks                                      (in U.S. dollars)
====================================================================================================================================
Singapore    Real Estate--0.0%                       33,833     Capitaland Limited                                   $    26,910
(concluded)                                          59,535     City Developments Limited                                186,646
                                                                                                                     -----------
                                                                                                                         213,556
             -----------------------------------------------------------------------------------------------------------------------
             Road & Rail--0.0%                      104,816     ComfortDelGro Corporation Limited                         74,849
             -----------------------------------------------------------------------------------------------------------------------
             Semiconductors & Semiconductor         127,000     Chartered Semiconductor Manufacturing Limited (a)        103,225
             Equipment--0.0%                          1,120     Chartered Semiconductor Manufacturing
                                                                Limited (ADR) (a)(b)                                       9,117
                                                     74,000     ST Assembly Test Services Limited (a)                     61,006
                                                                                                                     -----------
                                                                                                                         173,348
             -----------------------------------------------------------------------------------------------------------------------
             Transportation Infrastructure--0.0%     84,000     SembCorp Logistics Limited                                89,733
             -----------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Singapore                       3,886,048
====================================================================================================================================
Spain        Airlines--0.0%                          53,216     Iberia Lineas Aereas de Espana SA                        152,799
             -----------------------------------------------------------------------------------------------------------------------
             Biotechnology--0.0%                      6,228     Zeltia, SA                                                42,660
             -----------------------------------------------------------------------------------------------------------------------
             Commercial Banks--1.0%                 177,943     Banco Bilbao Vizcaya, SA                               2,377,108
                                                      7,717     Banco Popular Espanol SA                                 435,832
                                                    219,956     Banco Santander Central Hispano SA                     2,282,709
                                                                                                                     -----------
                                                                                                                       5,095,649
             -----------------------------------------------------------------------------------------------------------------------
             Construction & Engineering--0.1%         9,527     ACS, Actividades de Construccion y Servicios, SA         160,536
                                                        662     Acciona SA                                                41,157
                                                      2,428     Fomento de Construcciones y Contratas SA                  89,980
                                                      5,354     Grupo Ferrovial, SA                                      222,907
                                                                                                                     -----------
                                                                                                                         514,580
             -----------------------------------------------------------------------------------------------------------------------
             Diversified Telecommunication          247,538     Telefonica SA                                          3,659,181
             Services--0.8%                           1,081     Telefonica SA (ADR) (b)                                   48,245
                                                                                                                     -----------
                                                                                                                       3,707,426
             -----------------------------------------------------------------------------------------------------------------------
             Electric Utilities--0.4%                46,107     Endesa SA                                                888,562
                                                     38,065     Iberdrola SA                                             803,509
                                                      9,594     Union Electrica Fenosa, SA                               204,620
                                                                                                                     -----------
                                                                                                                       1,896,691
             -----------------------------------------------------------------------------------------------------------------------
             Energy Equipment & Services--0.0%          738     Gamesa Corporacion Technologica, SA                       10,873
             -----------------------------------------------------------------------------------------------------------------------
             Gas Utilities--0.1%                     10,404     Gas Natural SDG, SA 'E'                                  249,237
             -----------------------------------------------------------------------------------------------------------------------
             Hotels, Restaurants & Leisure--0.0%     12,224     NH Hoteles, SA                                           134,446
             -----------------------------------------------------------------------------------------------------------------------
             IT Services--0.1%                       16,892     Amadeus Global Travel Distribution SA 'A'                110,773
                                                     13,586     Indra Sistemas, SA                                       173,228
                                                                                                                     -----------
                                                                                                                         284,001
             -----------------------------------------------------------------------------------------------------------------------
             Insurance--0.0%                         12,824     Corporacion Mapfre SA                                    157,115
             -----------------------------------------------------------------------------------------------------------------------
             Media--0.0%                              2,769     Antena 3 Television, SA (a)                              146,547
                                                        628     Sogecable, SA (a)                                         25,328
                                                                                                                     -----------
                                                                                                                         171,875
             -----------------------------------------------------------------------------------------------------------------------
             Metals & Mining--0.0%                    2,745     Acerinox SA                                              156,265
             -----------------------------------------------------------------------------------------------------------------------
             Oil & Gas--0.2%                         43,472     Repsol--YPF, SA                                          952,024
             -----------------------------------------------------------------------------------------------------------------------
             Real Estate--0.0%                        1,680     Metrovacesa, SA                                           64,303
                                                      4,963     Vallehermoso SA                                           67,930
                                                                                                                     -----------
                                                                                                                         132,233
             -----------------------------------------------------------------------------------------------------------------------
             Specialty Retail--0.1%                  11,949     Industria de Disenso Textil, SA                          274,182
             -----------------------------------------------------------------------------------------------------------------------
             Tobacco--0.1%                           12,776     Altadis, SA                                              394,816
             -----------------------------------------------------------------------------------------------------------------------
             Transportation Infrastructure--0.1%     16,075     Autopistas, Concesionaria Espanola SA                    280,066
             -----------------------------------------------------------------------------------------------------------------------
             Water Utilities--0.0%                    3,530     Sociedad General de Aguas de Barcelona, SA                60,127
             -----------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Spain                          14,667,065
             =======================================================================================================================


32      MERRILL LYNCH INTERNATIONAL INDEX FUND         JUNE 30, 2004

Schedule of Investments (continued)            Master International Index Series

                                                                                                                         Value
Country      Industry*                          Shares Held     Common Stocks                                      (in U.S. dollars)
====================================================================================================================================
Sweden       Airlines--0.0%                           4,072     SAS AB (a)                                           $    31,697
             -----------------------------------------------------------------------------------------------------------------------
             Auto Components--0.0%                   10,126     Trelleborg AB (Class B)                                  174,750
             -----------------------------------------------------------------------------------------------------------------------
             Building Products--0.1%                 24,256     Assa Abloy AB 'B'                                        309,924
             -----------------------------------------------------------------------------------------------------------------------
             Commercial Banks--0.4%                 116,881     Nordbanken Holding AB                                    841,741
                                                     33,580     Skandinaviska Enskilda Banken (SEB) 'A'                  485,895
                                                     37,058     Svenska Handelsbanken AB                                 742,838
                                                                                                                     -----------
                                                                                                                       2,070,474
             -----------------------------------------------------------------------------------------------------------------------
             Commercial Services & Supplies--0.1%    24,147     Securitas AB 'B'                                         301,319
             -----------------------------------------------------------------------------------------------------------------------
             Communications Equipment--0.5%         865,988     Telefonaktiebolaget LM Ericsson AB 'B' (a)             2,552,112
                                                      1,407     Telefonaktiebolaget LM Ericsson
                                                                (Sponsored ADR) (a)(b)                                    42,097
                                                                                                                     -----------
                                                                                                                       2,594,209
             -----------------------------------------------------------------------------------------------------------------------
             Construction & Engineering--0.1%        28,123     Skanska AB 'B'                                           247,333
             -----------------------------------------------------------------------------------------------------------------------
             Diversified Financial Services--0.0%         1     Ainax AB (a)                                                  40
                                                      1,010     OM Gruppen AB (a)                                         12,101
                                                                                                                     -----------
                                                                                                                          12,141
             -----------------------------------------------------------------------------------------------------------------------
             Diversified Telecommunication            5,553     Tele2 AB 'B'                                             243,263
             Services--0.1%                          65,817     Telia AB                                                 278,717
                                                     36,201     TeliaSonera AB                                           151,952
                                                                                                                     -----------
                                                                                                                         673,932
             -----------------------------------------------------------------------------------------------------------------------
             Health Care Equipment &                  2,151     Getinge AB 'B'                                            25,414
             Supplies--0.0%
             -----------------------------------------------------------------------------------------------------------------------
             Health Care Providers &                  4,167     Gambro AB 'A'                                             40,381
             Services--0.0%                           3,981     Gambro AB 'B'                                             38,315
                                                                                                                     -----------
                                                                                                                          78,696
             -----------------------------------------------------------------------------------------------------------------------
             Household Durables--0.1%                21,116     Electrolux AB 'B'                                        405,055
             -----------------------------------------------------------------------------------------------------------------------
             IT Services--0.0%                        4,275     WM--Data AB 'B'                                            9,591
             -----------------------------------------------------------------------------------------------------------------------
             Insurance--0.0%                         54,314     Skandia Forsakrings AB                                   224,958
             -----------------------------------------------------------------------------------------------------------------------
             Machinery--0.4%                          9,027     Alfa Laval AB                                            143,201
                                                      8,777     Atlas Copco AB 'A'                                       325,659
                                                      2,672     Atlas Copco AB 'B'                                        91,337
                                                      7,178     SKF AB 'B'                                               263,471
                                                     15,642     Sandvik AB                                               533,655
                                                      3,295     Scania AB 'B'                                            111,977
                                                      3,880     Volvo AB 'A'                                             130,055
                                                     10,827     Volvo AB 'B'                                             376,569
                                                                                                                     -----------
                                                                                                                       1,975,924
             -----------------------------------------------------------------------------------------------------------------------
             Media--0.0%                              5,496     Eniro AB                                                  41,952
                                                      2,810     Modern Times Group MTG AB 'B' (a)                         54,462
                                                                                                                     -----------
                                                                                                                          96,414
             -----------------------------------------------------------------------------------------------------------------------
             Paper & Forest Products--0.1%              277     Billerud                                                   4,523
                                                        945     Holmen AB 'B'                                             27,348
                                                     13,904     Svenska Cellulosa AB (SCA) 'B'                           527,887
                                                                                                                     -----------
                                                                                                                         559,758
             -----------------------------------------------------------------------------------------------------------------------
             Specialty Retail--0.2%                  31,222     Hennes & Mauritz AB 'B'                                  806,149
             -----------------------------------------------------------------------------------------------------------------------
             Tobacco--0.1%                           28,334     Swedish Match AB                                         289,623
             -----------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Sweden                         10,887,361
             =======================================================================================================================


        MERRILL LYNCH INTERNATIONAL INDEX FUND         JUNE 30, 2004          33

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)            Master International Index Series

                                                                                                                         Value
Country      Industry*                          Shares Held     Common Stocks                                      (in U.S. dollars)
====================================================================================================================================
Switzerland  Biotechnology--0.1%                        415     Serono SA 'B'                                        $   261,446
             -----------------------------------------------------------------------------------------------------------------------
             Building Products--0.0%                     90     Geberit AG (Registered Shares)                            60,005
             -----------------------------------------------------------------------------------------------------------------------
             Capital Markets--1.5%                   67,979     Credit Suisse Group                                    2,415,415
                                                     68,556     UBS AG (Registered Shares)                             4,830,779
                                                                                                                     -----------
                                                                                                                       7,246,194
             -----------------------------------------------------------------------------------------------------------------------
             Chemicals--0.3%                          5,444     Ciba Specialty Chemicals AG (Registered Shares)          392,086
                                                     10,389     Clariant AG (Registered Shares)                          151,803
                                                        597     Givaudan (Registered Shares)                             345,596
                                                      4,060     Lonza Group AG (Registered Shares)                       205,691
                                                      7,290     Syngenta AG                                              611,187
                                                                                                                     -----------
                                                                                                                       1,706,363
             -----------------------------------------------------------------------------------------------------------------------
             Commercial Services & Supplies--0.1%     8,387     Adecco SA (Registered Shares)                            417,877
                                                        401     SGS Societe Generale de Surveillance
                                                                Holding SA 'R'                                           219,007
                                                                                                                     -----------
                                                                                                                         636,884
             -----------------------------------------------------------------------------------------------------------------------
             Computers & Peripherals--0.0%            3,927     Logitech International SA (Registered Shares) (a)        178,728
             -----------------------------------------------------------------------------------------------------------------------
             Construction Materials--0.1%            13,021     Holderbank Finan Glaris Ltd. (Registered Shares)         708,025
             -----------------------------------------------------------------------------------------------------------------------
             Diversified Telecommunication            1,906     Swisscom AG (Registered Shares)                          630,057
             Services--0.1%
             -----------------------------------------------------------------------------------------------------------------------
             Electrical Equipment--0.1%             123,461     ABB Ltd.                                                 675,270
             -----------------------------------------------------------------------------------------------------------------------
             Electronic Equipment &                   4,229     Kudelski SA (Bearer) (a)                                 121,562
             Instruments--0.0%
             -----------------------------------------------------------------------------------------------------------------------
             Food Products--1.3%                     24,727     Nestle SA (Registered Shares)                          6,594,393
             -----------------------------------------------------------------------------------------------------------------------
             Health Care Equipment &                    850     Nobel Biocare Holding AG                                 133,025
             Supplies--0.1%                           4,467     Phonak Holding AG (Registered Shares)                    138,925
                                                        207     Straumann AG                                              41,569
                                                      2,250     Synthes, Inc.                                            256,458
                                                                                                                     -----------
                                                                                                                         569,977
             -----------------------------------------------------------------------------------------------------------------------
             Hotels, Restaurants & Leisure--0.0%         35     Kuoni Reisen Holding AG                                   15,063
             -----------------------------------------------------------------------------------------------------------------------
             Insurance--0.6%                         19,642     Swiss Re (Registered Shares)                           1,275,852
                                                      9,019     Zurich Financial Services AG                           1,424,072
                                                                                                                     -----------
                                                                                                                       2,699,924
             -----------------------------------------------------------------------------------------------------------------------
             Machinery--0.0%                             40     Schindler Holding AG                                      11,482
                                                        456     Sulzer AG (Registered Shares)                            129,620
                                                                                                                     -----------
                                                                                                                         141,102
             -----------------------------------------------------------------------------------------------------------------------
             Pharmaceuticals--2.2%                  146,597     Novartis AG (Registered Shares)                        6,467,170
                                                     42,773     Roche Holding AG                                       4,234,950
                                                                                                                     -----------
                                                                                                                      10,702,120
             -----------------------------------------------------------------------------------------------------------------------
             Semiconductors & Semiconductor           1,719     Micronas Semiconductor Holding AG (a)                     78,168
             Equipment--0.2%                         35,483     STMicroelectronics NV                                    778,362
                                                        444     Unaxis Holding AG 'R'                                     49,987
                                                                                                                     -----------
                                                                                                                         906,517
             -----------------------------------------------------------------------------------------------------------------------
             Textiles, Apparel & Luxury              35,708     Compagnie Financiere Richemont AG 'A'                    932,331
             Goods--0.3%                              2,715     Swatch Group AG 'B'                                      353,358
                                                      2,276     Swatch Group AG (Registered Shares)                       60,698
                                                                                                                     -----------
                                                                                                                       1,346,387
             -----------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Switzerland                    35,200,017
             =======================================================================================================================


34      MERRILL LYNCH INTERNATIONAL INDEX FUND         JUNE 30, 2004

Schedule of Investments (continued)            Master International Index Series

                                                                                                                         Value
Country      Industry*                          Shares Held     Common Stocks                                      (in U.S. dollars)
====================================================================================================================================
United       Aerospace & Defense--0.3%              195,176     BAE Systems PLC                                      $   776,039
Kingdom                                               3,528     Cobham PLC                                                89,380
                                                     89,102     Rolls-Royce Group PLC                                    406,794
                                                                                                                     -----------
                                                                                                                       1,272,213
             -----------------------------------------------------------------------------------------------------------------------
             Air Freight & Logistics--0.1%           18,598     Ocean Group PLC                                          258,690
             -----------------------------------------------------------------------------------------------------------------------
             Airlines--0.0%                          30,639     British Airways PLC (a)                                  153,078
             -----------------------------------------------------------------------------------------------------------------------
             Auto Components--0.0%                   45,556     GKN PLC                                                  206,953
             -----------------------------------------------------------------------------------------------------------------------
             Automobiles--0.0%                        1,025     TI Automotive Limited 'A' (a)                                  0
             -----------------------------------------------------------------------------------------------------------------------
             Beverages--0.7%                        181,796     Diageo PLC                                             2,451,223
                                                     46,883     SABMiller PLC                                            606,634
                                                     53,098     Scottish & Newcastle PLC                                 418,153
                                                                                                                     -----------
                                                                                                                       3,476,010
             -----------------------------------------------------------------------------------------------------------------------
             Biotechnology--0.1%                     24,694     Celltech Group PLC (a)                                   245,856
             -----------------------------------------------------------------------------------------------------------------------
             Building Products--0.0%                 53,235     Pilkington PLC                                            94,128
             -----------------------------------------------------------------------------------------------------------------------
             Capital Markets--0.3%                   42,212     3i Group PLC                                             468,878
                                                     55,253     Amvescap PLC                                             376,757
                                                      2,797     Close Brothers Group PLC                                  39,412
                                                     12,596     Icap PLC                                                  62,133
                                                     16,492     Man Group PLC                                            427,090
                                                      4,105     Schroders PLC                                             45,634
                                                                                                                     -----------
                                                                                                                       1,419,904
             -----------------------------------------------------------------------------------------------------------------------
             Chemicals--0.2%                         29,529     BOC Group PLC                                            494,274
                                                     70,711     Imperial Chemical Industries PLC                         295,580
                                                                                                                     -----------
                                                                                                                         789,854
             -----------------------------------------------------------------------------------------------------------------------
             Commercial Banks--4.8%                 387,703     Barclays PLC                                           3,302,809
                                                    228,782     HBOS PLC                                               2,831,666
                                                    652,783     HSBC Holdings PLC                                      9,707,338
                                                    322,025     Lloyds TSB Group PLC                                   2,521,386
                                                      2,530     Lloyds TSB Group PLC (ADR) (b)                            80,656
                                                    175,796     Royal Bank of Scotland Group PLC                       5,062,639
                                                                                                                     -----------
                                                                                                                      23,506,494
             -----------------------------------------------------------------------------------------------------------------------
             Commercial Services & Supplies--0.3%    31,990     Brambles Industries PLC                                  123,570
                                                     36,750     Bunzl PLC                                                306,406
                                                     53,943     Capita Group PLC                                         311,575
                                                    140,876     Hays PLC                                                 313,600
                                                    108,040     Rentokil Initial PLC                                     283,120
                                                      2,405     Serco Group PLC                                            9,290
                                                                                                                     -----------
                                                                                                                       1,347,561
             -----------------------------------------------------------------------------------------------------------------------
             Communications Equipment--0.0%           5,298     Marconi Corporation PLC (a)                               65,670
             -----------------------------------------------------------------------------------------------------------------------
             Construction & Engineering--0.0%        18,532     AMEC PLC                                                  91,749
                                                     30,308     BICC PLC                                                 145,928
                                                                                                                     -----------
                                                                                                                         237,677
             -----------------------------------------------------------------------------------------------------------------------
             Construction Materials--0.2%            24,591     BPB PLC                                                  182,285
                                                     55,328     Hanson PLC                                               380,529
                                                     22,796     RMC Group PLC                                            250,937
                                                                                                                     -----------
                                                                                                                         813,751
             -----------------------------------------------------------------------------------------------------------------------
             Consumer Finance--0.1%                   7,713     Cattles PLC                                               44,340
                                                     23,234     Provident Financial PLC                                  253,020
                                                                                                                     -----------
                                                                                                                         297,360
             -----------------------------------------------------------------------------------------------------------------------


        MERRILL LYNCH INTERNATIONAL INDEX FUND         JUNE 30, 2004          35

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)            Master International Index Series

                                                                                                                         Value
Country      Industry*                          Shares Held     Common Stocks                                      (in U.S. dollars)
====================================================================================================================================
United       Containers & Packaging--0.1%            43,095     Rexam PLC                                            $   350,320
Kingdom      -----------------------------------------------------------------------------------------------------------------------
(continued)  Distributors--0.0%                       1,845     Inchcape PLC                                              58,654
             -----------------------------------------------------------------------------------------------------------------------
             Diversified Financial Services--0.0%     6,883     London Stock Exchange PLC                                 45,685
             -----------------------------------------------------------------------------------------------------------------------
             Diversified Telecommunication          502,200     BT Group PLC                                           1,807,818
             Services--0.5%                             900     BT Group PLC (ADR) (b)                                    32,940
                                                    159,760     Cable & Wireless PLC                                     375,918
                                                                                                                     -----------
                                                                                                                       2,216,676
             -----------------------------------------------------------------------------------------------------------------------
             Electric Utilities--0.3%                48,895     Scottish and Southern Energy PLC                         604,293
                                                    114,922     ScottishPower PLC                                        831,039
                                                        993     ScottishPower PLC (ADR) (b)                               29,303
                                                                                                                     -----------
                                                                                                                       1,464,635
             -----------------------------------------------------------------------------------------------------------------------
             Electrical Equipment--0.0%              21,146     Kidde PLC                                                 45,826
             -----------------------------------------------------------------------------------------------------------------------
             Electronic Equipment &                  18,858     Electrocomponents PLC                                    122,090
             Instruments--0.0%                        4,902     Premier Farnell PLC                                       21,936
                                                                                                                     -----------
                                                                                                                         144,026
             -----------------------------------------------------------------------------------------------------------------------
             Food & Staples Retailing--0.7%          43,442     Boots Group PLC                                          542,021
                                                     89,263     J Sainsbury PLC                                          460,949
                                                    473,217     Tesco PLC                                              2,284,901
                                                                                                                     -----------
                                                                                                                       3,287,871
             -----------------------------------------------------------------------------------------------------------------------
             Food Products--0.6%                    122,490     Cadbury Schweppes PLC                                  1,056,810
                                                     16,627     Tate & Lyle PLC                                           99,505
                                                    172,544     Unilever PLC                                           1,692,835
                                                                                                                     -----------
                                                                                                                       2,849,150
             -----------------------------------------------------------------------------------------------------------------------
             Gas Utilities--0.2%                    253,191     Centrica PLC                                           1,030,818
             -----------------------------------------------------------------------------------------------------------------------
             Health Care Equipment &                  3,902     Seton Scholl Healthcare Group PLC                         19,743
             Supplies--0.1%                          63,449     Smith & Nephew PLC                                       682,909
                                                                                                                     -----------
                                                                                                                         702,652
             -----------------------------------------------------------------------------------------------------------------------
             Health Care Providers &                  6,950     Alliance Unichem PLC                                      82,240
             Services--0.0%
             -----------------------------------------------------------------------------------------------------------------------
             Hotels, Restaurants & Leisure--0.7%      9,892     Carnival PLC                                             480,410
                                                    129,922     Compass Group PLC                                        792,839
                                                     13,810     Enterprise Inns PLC                                      144,005
                                                     93,735     Hilton Group PLC                                         469,168
                                                     52,233     InterContinental Hotels Group PLC                        551,770
                                                     59,088     Mitchells & Butlers PLC                                  298,430
                                                      6,594     Punch Taverns PLC                                         60,867
                                                     42,815     Rank Group PLC                                           232,935
                                                     14,274     Whitbread PLC                                            212,911
                                                     25,002     William Hill PLC                                         251,190
                                                                                                                     -----------
                                                                                                                       3,494,525
             -----------------------------------------------------------------------------------------------------------------------
             Household Durables--0.2%                23,839     Barratt Developments PLC                                 254,853
                                                        788     Bellway PLC                                               10,861
                                                      1,852     The Berkeley Group PLC                                    41,563
                                                     37,828     George Wimpey PLC                                        253,138
                                                     23,491     Persimmon PLC                                            269,238
                                                     55,070     Taylor Woodrow PLC                                       256,664
                                                                                                                     -----------
                                                                                                                       1,086,317
             -----------------------------------------------------------------------------------------------------------------------


36      MERRILL LYNCH INTERNATIONAL INDEX FUND         JUNE 30, 2004

Schedule of Investments (continued)            Master International Index Series

                                                                                                                         Value
Country      Industry*                          Shares Held     Common Stocks                                      (in U.S. dollars)
====================================================================================================================================
United       Household Products--0.2%                36,260     Reckitt Benckiser PLC                                $ 1,026,475
Kingdom      -----------------------------------------------------------------------------------------------------------------------
(continued)  IT Services--0.0%                       68,362     Logica PLC                                               226,873
             -----------------------------------------------------------------------------------------------------------------------
             Industrial Conglomerates--0.2%          38,047     Smiths Group PLC                                         515,072
                                                     49,452     Tomkins PLC                                              246,175
                                                                                                                     -----------
                                                                                                                         761,247
             -----------------------------------------------------------------------------------------------------------------------
             Insurance--0.7%                        134,028     AVIVA PLC                                              1,383,010
                                                     77,344     Friends Provident PLC                                    205,836
                                                    375,778     Legal & General Group PLC                                647,400
                                                    119,156     Prudential Corporation PLC                             1,025,344
                                                    223,011     Royal & Sun Alliance Insurance Group PLC                 333,655
                                                                                                                     -----------
                                                                                                                       3,595,245
             -----------------------------------------------------------------------------------------------------------------------
             Internet & Catalog Retail--0.2%         60,177     The Great Universal Stores PLC                           922,702
             -----------------------------------------------------------------------------------------------------------------------
             Machinery--0.0%                          9,108     FKI PLC                                                   20,275
                                                     11,268     IMI PLC                                                   75,914
                                                    206,804     Invensys PLC (a)                                          67,507
                                                                                                                     -----------
                                                                                                                         163,696
             -----------------------------------------------------------------------------------------------------------------------
             Media--1.1%                             75,089     Aegis Group PLC                                          122,216
                                                     72,951     British Sky Broadcasting Group PLC ("BSkyB")             822,885
                                                     13,386     Daily Mail and General Trust 'A'                         176,847
                                                     15,213     EMAP PLC                                                 204,157
                                                     69,973     EMI Group PLC                                            309,309
                                                    274,857     ITV PLC                                                  575,713
                                                     47,615     Pearson PLC                                              578,544
                                                     74,753     Reed Elsevier PLC                                        726,626
                                                     86,053     Reuters Group PLC                                        578,192
                                                     11,407     Trinity Mirror PLC                                       134,463
                                                     20,783     United Business Media PLC                                191,088
                                                     62,580     WPP Group PLC                                            635,537
                                                     54,953     Yell Group PLC                                           343,568
                                                                                                                     -----------
                                                                                                                       5,399,145
             -----------------------------------------------------------------------------------------------------------------------
             Metals & Mining--0.7%                  146,495     Billiton PLC                                           1,271,224
                                                    370,300     Corus Group PLC (a)                                      266,937
                                                     10,644     Johnson Matthey PLC                                      177,876
                                                     63,325     Rio Tinto PLC (Registered Shares)                      1,522,777
                                                                                                                     -----------
                                                                                                                       3,238,814
             -----------------------------------------------------------------------------------------------------------------------
             Multiline Retail--0.3%                 134,002     Marks & Spence Group PLC                                 881,528
                                                     15,830     Next PLC                                                 408,511
                                                                                                                     -----------
                                                                                                                       1,290,039
             -----------------------------------------------------------------------------------------------------------------------
             Multi-Utilities & Unregulated          101,349     International Power PLC (a)                              258,234
             Power--0.4%                            182,744     National Grid Group PLC                                1,410,133
                                                     33,022     United Utilities PLC                                     310,506
                                                      8,249     United Utilities PLC 'A'                                  49,778
                                                                                                                     -----------
                                                                                                                       2,028,651
             -----------------------------------------------------------------------------------------------------------------------
             Oil & Gas--3.5%                        209,568     BG Group PLC                                           1,291,225
                                                  1,285,043     BP Amoco PLC                                          11,349,170
                                                      3,849     BP Amoco PLC (ADR) (b)                                   206,191
                                                    573,688     Shell Transport & Trading Company PLC                  4,208,349
                                                                                                                     -----------
                                                                                                                      17,054,935
             -----------------------------------------------------------------------------------------------------------------------


        MERRILL LYNCH INTERNATIONAL INDEX FUND         JUNE 30, 2004          37

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)            Master International Index Series

                                                                                                                         Value
Country      Industry*                          Shares Held     Common Stocks                                      (in U.S. dollars)
====================================================================================================================================
United       Pharmaceuticals--2.4%                   99,841     AstraZeneca Group PLC                                $ 4,479,465
Kingdom                                             352,059     GlaxoSmithKline PLC                                    7,125,201
(concluded)                                             800     GlaxoSmithKline PLC (ADR) (b)                             33,168
                                                                                                                     -----------
                                                                                                                      11,637,834
             -----------------------------------------------------------------------------------------------------------------------
             Real Estate--0.3%                       35,907     The British Land Company PLC                             451,589
                                                     11,899     Hammerson PLC                                            150,297
                                                     31,624     Land Securities Group PLC                                664,688
                                                      9,912     Liberty International PLC                                136,793
                                                     18,432     Slough Estates PLC                                       150,001
                                                                                                                     -----------
                                                                                                                       1,553,368
             -----------------------------------------------------------------------------------------------------------------------
             Road & Rail--0.1%                       36,196     FirstGroup PLC                                           184,124
                                                      2,119     National Express Group PLC                                25,901
                                                     94,282     Stagecoach Holdings PLC                                  153,027
                                                                                                                     -----------
                                                                                                                         363,052
             -----------------------------------------------------------------------------------------------------------------------
             Semiconductors & Semiconductor         105,247     ARM Holdings PLC                                         229,039
             Equipment--0.0%
             -----------------------------------------------------------------------------------------------------------------------
             Software--0.1%                          27,041     Misys PLC                                                 97,097
                                                    100,085     The Sage Group PLC                                       338,505
                                                                                                                     -----------
                                                                                                                         435,602
             -----------------------------------------------------------------------------------------------------------------------
             Specialty Retail--0.3%                 145,187     Dixons Group PLC                                         435,098
                                                      3,700     HMV Group PLC                                             16,238
                                                     24,040     Kesa Electricals PLC                                     126,103
                                                    138,329     Kingfisher PLC                                           718,086
                                                     38,407     MFI Furniture Group PLC                                  105,347
                                                     79,661     Signet Group PLC                                         165,413
                                                                                                                     -----------
                                                                                                                       1,566,285
             -----------------------------------------------------------------------------------------------------------------------
             Tobacco--0.5%                           90,827     British American Tobacco PLC                           1,407,487
                                                     43,287     Imperial Tobacco Group PLC                               932,591
                                                                                                                     -----------
                                                                                                                       2,340,078
             -----------------------------------------------------------------------------------------------------------------------
             Trading Companies &                     40,171     Wolseley PLC                                             622,868
             Distributors--0.1%
             -----------------------------------------------------------------------------------------------------------------------
             Transportation Infrastructure--0.2%     11,911     Associated British Ports Holdings PLC                     87,320
                                                     63,507     BAA PLC                                                  637,466
                                                     12,221     BBA Group PLC                                             60,394
                                                     35,201     The Peninsular and Oriental Steam Navigation
                                                                Company                                                  140,441
                                                                                                                     -----------
                                                                                                                         925,621
             -----------------------------------------------------------------------------------------------------------------------
             Water Utilities--0.1%                   17,147     Kelda Group PLC                                          155,558
                                                     20,463     Severn Trent PLC                                         295,393
                                                                                                                     -----------
                                                                                                                         450,951
             -----------------------------------------------------------------------------------------------------------------------
             Wireless Telecommunication           3,892,276     Vodafone Group PLC                                     8,523,309
             Services--1.8%                          12,490     Vodafone Group PLC (ADR) (b)                             276,029
                                                                                                                     -----------
                                                                                                                       8,799,338
             -----------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in the United Kingdom            115,676,452
====================================================================================================================================
United       Communications Equipment--0.0%          70,000     Datacraft Asia Limited                                    70,700
States       -----------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in the United States                  70,700
             -----------------------------------------------------------------------------------------------------------------------
                                                                Total Investments in Common Stocks
                                                                (Cost--$394,461,417)--93.8%                          459,992,348
             =======================================================================================================================

                                                                Mutual Funds
====================================================================================================================================
             Diversified Financial Services--0.1%     2,000     iShares MSCI EAFE Index Fund                             286,080
             -----------------------------------------------------------------------------------------------------------------------
                                                                Total Investments in Mutual Funds
                                                                (Cost--$232,840)--0.1%                                   286,080
             =======================================================================================================================


38      MERRILL LYNCH INTERNATIONAL INDEX FUND         JUNE 30, 2004

Schedule of Investments (continued)            Master International Index Series

                                                                                                                         Value
Country      Industry*                          Shares Held     Preferred Stocks                                   (in U.S. dollars)
====================================================================================================================================
Australia    Media--0.3%                            165,008     The News Corporation Limited                         $ 1,350,599
                                                        760     The News Corporation Limited (Convertible)
                                                                (ADR) (b)                                                 24,989
             -----------------------------------------------------------------------------------------------------------------------
                                                                Total Preferred Stocks in Australia                    1,375,588
====================================================================================================================================
Germany      Automobiles--0.1%                          610     Porsche AG                                               408,223
                                                      5,476     Volkswagen AG                                            158,298
                                                                                                                     -----------
                                                                                                                         566,521
             -----------------------------------------------------------------------------------------------------------------------
             Health Care Providers &                    542     Fresenius Medical Care AG                                 29,008
             Services--0.0%
             -----------------------------------------------------------------------------------------------------------------------
             Household Products--0.1%                 3,170     Henkel KGaA                                              270,669
             -----------------------------------------------------------------------------------------------------------------------
             Media--0.0%                              5,512     ProSieben Sat.1 Media AG                                  99,587
             -----------------------------------------------------------------------------------------------------------------------
             Multi-Utilities & Unregulated            2,033     RWE AG                                                    81,896
             Power--0.0%
             -----------------------------------------------------------------------------------------------------------------------
                                                                Total Preferred Stocks in Germany                      1,047,681
====================================================================================================================================
New Zealand  Paper & Forest Products--0.0%            2,043     Tenon Limited                                              2,478
             -----------------------------------------------------------------------------------------------------------------------
                                                                Total Preferred Stocks in New Zealand                      2,478
             -----------------------------------------------------------------------------------------------------------------------
                                                                Total Investments in Preferred Stocks
                                                                (Cost--$2,011,778)--0.5%                               2,425,747
             =======================================================================================================================

                                                                Warrants (c)
====================================================================================================================================
France       Food & Staples Retailing--0.0%             133     Casino Guichard--Perrach SA                                   78
             -----------------------------------------------------------------------------------------------------------------------
                                                                Total Warrants in France                                      78
====================================================================================================================================
Singapore    Real Estate--0.0%                        5,953     City Developments Limited                                 10,161
             -----------------------------------------------------------------------------------------------------------------------
                                                                Total Warrants in Singapore                               10,161
             -----------------------------------------------------------------------------------------------------------------------
                                                                Total Investments in Warrants
                                                                (Cost--$10,862)--0.0%                                     10,239
             =======================================================================================================================

                                        Beneficial Interest     Short-Term Securities
====================================================================================================================================
                                               US$8,577,133     Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                                Series I (d)                                           8,577,133
             -----------------------------------------------------------------------------------------------------------------------
                                                                Total Investments in Short-Term Securities
                                                                (Cost--$8,577,133)--1.7%                               8,577,133
====================================================================================================================================
             Total Investments (Cost--$405,294,030)--96.1%                                                           471,291,547

             Other Assets Less Liabilities--3.9%                                                                      19,349,904
                                                                                                                    ------------
             Net Assets--100%                                                                                       $490,641,451
                                                                                                                    ============

(a)   Non-income producing security.
(b)   American Depositary Receipts (ADR).
(c) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.


        MERRILL LYNCH INTERNATIONAL INDEX FUND         JUNE 30, 2004          39

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (concluded)            Master International Index Series

(d) Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

      --------------------------------------------------------------------------------------------------------------------------
                                                                                                   Net                  Interest
      Affiliate                                                                                 Activity                 Income
      --------------------------------------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I                                 $(1,343,624)               $52,133
      --------------------------------------------------------------------------------------------------------------------------

* For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series' management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

      Forward foreign exchange contracts as of June 30, 2004 were as follows:

      ---------------------------------------------------------------------------------------------------------------------------
      Foreign Currency                                                                         Settlement             Unrealized
      Purchased                                                                                   Date               Depreciation
      ---------------------------------------------------------------------------------------------------------------------------
      A$           585,000                                                                      July 2004             $    (372)
      CHF        1,245,000                                                                      July 2004                (6,488)
      (euro)     2,600,000                                                                      July 2004                  (741)
      (pound)      680,000                                                                      July 2004                (5,754)
      SEK          875,000                                                                      July 2004                  (147)
      (Yen)    560,000,000                                                                      July 2004               (90,141)
      ---------------------------------------------------------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward Foreign Exchange Contracts--Net
      (US$ Commitment--$11,150,344)                                                                                   $(103,643)
                                                                                                                      =========

      Financial futures contracts purchased as of June 30, 2004:

      ----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Unrealized
      Number of                                                                Expiration                            Appreciation/
      Contracts       Issue                          Exchange                     Date             Face Value        Depreciation
      ----------------------------------------------------------------------------------------------------------------------------
           3          CAC40 10 EURO                  MATIF                       July 2004         $  136,796          $   (233)
           2          DAX INDEX 25 EURO              DTB                    September 2004         $  245,154             3,468
          14          HANG SENG                      Hong Kong                   July 2004         $1,087,456            15,521
          19          IBEX 35 PLUS                   MEFF                        July 2004         $1,852,303               126
           3          MIB 30                         MSE                    September 2004         $  507,775             9,222
         203          OMX                            Stockholm                   July 2004         $1,869,825            18,238
          76          TOPIX                          Tokyo                  September 2004         $8,155,553           136,433
         176          EURO                           DJ EURO STOXX 50       September 2004         $5,978,847            53,207
          22          SPI 200                        Sydney                 September 2004         $1,336,486            18,262
          76          FTSE                           LIFFE                  September 2004         $6,189,122           (26,923)
      ----------------------------------------------------------------------------------------------------------------------------
      Total Unrealized Appreciation--Net                                                                                $227,321
                                                                                                                        ========

      Financial futures contracts sold as of June 30, 2004:

      ---------------------------------------------------------------------------------------------------------------------------
      Number of                                                                Expiration                             Unrealized
      Contracts       Issue                          Exchange                     Date             Face Value        Appreciation
      ---------------------------------------------------------------------------------------------------------------------------
         140          OMX                            Stockholm                   July 2004        $ 1,302,811           $ 698
      ---------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.


40      MERRILL LYNCH INTERNATIONAL INDEX FUND         JUNE 30, 2004

Statement of Assets and Liabilities            Master International Index Series

As of June 30, 2004
=======================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------
                       Investments in unaffiliated securities, at value (including securities loaned of $28,002,766) (identified
                        cost--$396,716,897) ........................................                      $ 462,714,414
                       Investments in affiliated securities, at value (identified
                        cost--$8,577,133) ..........................................                          8,577,133
                       Cash held as collateral for loaned securities ...............                         29,506,974
                       Cash on deposit for financial futures contracts .............                          2,447,670
                       Foreign cash (cost--$13,554,622) ............................                         13,596,552
                       Receivables:
                          Dividends ................................................    $   1,369,603
                          Contributions ............................................        1,241,389
                          Variation margin .........................................          781,935
                          Securities sold ..........................................          164,823
                          Forward foreign exchange contracts .......................           38,764
                          Interest from affiliates .................................            6,869         3,603,383
                                                                                        -------------
                       Prepaid expenses and other assets ...........................                             54,734
                                                                                                          -------------
                       Total assets ................................................                        520,500,860
                                                                                                          -------------
=======================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------
                       Collateral on securities loaned, at value ...................                         29,506,974
                       Unrealized depreciation on forward foreign exchange contracts                            103,643
                       Payables:
                          Withdrawals ..............................................          142,835
                          Forward foreign exchange contracts .......................           73,488
                          Securities purchased .....................................           29,047
                          Other affiliates .........................................            2,719
                          Investment adviser .......................................              703           248,792
                                                                                        -------------------------------
                       Total liabilities ...........................................                         29,859,409
                                                                                                          -------------
=======================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------
                       Net assets ..................................................                      $ 490,641,451
                                                                                                          =============
=======================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------
                       Investors' capital ..........................................                      $ 424,501,001
                       Unrealized appreciation on investments and foreign currency
                        transactions--net ..........................................                         66,140,450
                                                                                                          -------------
                       Net Assets ..................................................                      $ 490,641,451
                                                                                                          =============

      See Notes to Financial Statements.


        MERRILL LYNCH INTERNATIONAL INDEX FUND         JUNE 30, 2004          41

[LOGO] Merrill Lynch Investment Managers

Statement of Operations                        Master International Index Series

For the Six Months Ended June 30, 2004
=======================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------
                       Dividends (net of $1,047,841 foreign withholding tax) .......                      $   8,577,544
                       Securities lending--net .....................................                            147,785
                       Interest (including $52,133 from affiliates) ................                             83,380
                                                                                                          -------------
                       Total income ................................................                          8,808,709
                                                                                                          -------------
=======================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------
                       Custodian fees ..............................................    $      85,163
                       Accounting services .........................................           34,565
                       Professional fees ...........................................           29,656
                       Investment advisory fees ....................................           27,200
                       Pricing fees ................................................           24,948
                       Trustees' fees and expenses .................................            1,620
                       Printing and shareholder reports ............................              468
                       Other .......................................................            4,589
                                                                                        -------------
                       Total expenses ..............................................                            208,209
                                                                                                          -------------
                       Investment income--net ......................................                          8,600,500
                                                                                                          -------------
=======================================================================================================================
Realized & Unrealized Gain (Loss) on Investments & Foreign Currency Transactions--Net
-----------------------------------------------------------------------------------------------------------------------
                       Realized gain from:
                          Investments--net .........................................        3,670,505
                          Foreign currency transactions--net .......................           94,176         3,764,681
                                                                                        -------------
                       Change in unrealized appreciation/depreciation on:
                          Investments--net .........................................       13,629,718
                          Foreign currency transactions--net .......................         (886,573)       12,743,145
                                                                                        -------------------------------
                       Total realized and unrealized gain on investments and foreign
                        currency transactions--net .................................                         16,507,826
                                                                                                          -------------
                       Net Increase in Net Assets Resulting from Operations ........                      $  25,108,326
                                                                                                          =============

      See Notes to Financial Statements.


42      MERRILL LYNCH INTERNATIONAL INDEX FUND         JUNE 30, 2004

Statements of Changes in Net Assets            Master International Index Series

                                                                                          For the Six        For the
                                                                                         Months Ended       Year Ended
                                                                                           June 30,        December 31,
Increase (Decrease) in Net Assets:                                                           2004              2003
=======================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------
                       Investment income--net ......................................    $   8,600,500     $   4,732,220
                       Realized gain (loss) on investments and foreign currency
                        transactions--net ..........................................        3,764,681          (846,178)
                       Change in unrealized appreciation/depreciation on investments
                        and foreign currency transactions--net .....................       12,743,145        79,135,984
                                                                                        -------------------------------
                       Net increase in net assets resulting from operations ........       25,108,326        83,022,026
                                                                                        -------------------------------
=======================================================================================================================
Capital Transactions
-----------------------------------------------------------------------------------------------------------------------
                       Proceeds from contributions .................................       71,629,640       364,659,614
                       Fair value of withdrawals ...................................     (159,225,485)      (61,373,002)
                                                                                        -------------------------------
                       Net increase (decrease) in net assets derived from capital
                        transactions ...............................................      (87,595,845)      303,286,612
                                                                                        -------------------------------
=======================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------
                       Total increase (decrease) in net assets .....................      (62,487,519)      386,308,638
                       Beginning of period .........................................      553,128,970       166,820,332
                                                                                        -------------------------------
                       End of period ...............................................    $ 490,641,451     $ 553,128,970
                                                                                        ===============================

      See Notes to Financial Statements.


        MERRILL LYNCH INTERNATIONAL INDEX FUND         JUNE 30, 2004          43

[LOGO] Merrill Lynch Investment Managers

Financial Highlights                           Master International Index Series

                                                                   For the Six                   For the Year Ended
                                                                  Months Ended                      December 31,
The following ratios have been derived                              June 30,      -------------------------------------------------
from information provided in the financial statements.                2004           2003         2002          2001          2000
===================================================================================================================================
Total Investment Return**
-----------------------------------------------------------------------------------------------------------------------------------
                       Total investment return ................        4.69%+        38.97%       15.81%       (21.77%)          --
                                                                   ================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                       Expenses, net of reimbursement .........         .08%*          .09%         .08%          .08%          .08%
                                                                   ================================================================
                       Expenses ...............................         .08%*          .10%         .16%          .39%         1.34%
                                                                   ================================================================
                       Investment income--net .................        3.15%*         2.23%        2.21%         1.20%         1.55%
                                                                   ================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands)    $490,641       $553,129     $166,820      $195,512      $ 15,763
                                                                   ================================================================
                       Portfolio turnover .....................        6.44%          8.55%       19.52%        30.19%         5.89%
                                                                   ================================================================

*     Annualized.
** Total return is required to be disclosed for fiscal years beginning after December 15, 2000.
+     Aggregated total investment return.

      See Notes to Financial Statements.


44      MERRILL LYNCH INTERNATIONAL INDEX FUND         JUNE 30, 2004

Notes to Financial Statements                  Master International Index Series

1. Significant Accounting Policies:

Master International Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the option of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments -- Equity securities that are held by the Series that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available ask price. Trust securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Series, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trust's Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Trust's Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trust's Board of Trustees.

(b) Derivative financial instruments -- The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Series may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract,


        MERRILL LYNCH INTERNATIONAL INDEX FUND         JUNE 30, 2004          45

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements (continued)      Master International Index Series

      the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Series may purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts -- The Series may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures -- The Series may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

(c) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes -- The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income -- Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Securities lending -- The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities


46      MERRILL LYNCH INTERNATIONAL INDEX FUND         JUNE 30, 2004

Notes to Financial Statements (concluded)      Master International Index Series

but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. FAM has entered into a contractual arrangement with the Series under which other expenses incurred by the Series will not exceed .12%. This arrangement has a one-year term and is renewable.

For the six months ended June 30, 2004, the Series reimbursed FAM $5,170 for certain accounting services.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2004 were $33,291,743 and $119,306,413, respectively.

Net realized gains (losses) for the six months ended June 30, 2004 and unrealized appreciation/depreciation as of June 30, 2004 were as follows:

--------------------------------------------------------------------------------
                                                                    Unrealized
                                                  Realized         Appreciation/
                                               Gains (Losses)      Depreciation
--------------------------------------------------------------------------------
Investments:
   Long-term .............................      $  2,349,704       $ 65,997,517
   Financial futures contracts ...........         1,320,801            228,019
                                                -------------------------------
Total investments ........................         3,670,505         66,225,536
                                                -------------------------------
Currency transactions:
   Forward foreign exchange
      contracts ..........................           209,081           (103,643)
   Foreign currency transactions .........          (114,905)            18,557
                                                -------------------------------
Total currency transactions ..............            94,176            (85,086)
                                                -------------------------------
Total ....................................      $  3,764,681       $ 66,140,450
                                                ===============================

As of June 30, 2004, net unrealized appreciation for federal income tax purposes aggregated $61,827,776, of which $72,712,785 related to appreciated securities and $10,885,009 related to depreciated securities. At June 30, 2004, the aggregate cost of investments for federal income tax purposes was $409,463,771.

4. Commitments:

At June 30, 2004, the Series had entered into foreign exchange contracts, in addition to the contracts listed in the Schedule of Investments, under which it had agreed to sell a foreign currency with an approximate value of $64,000.

5. Short-Term Borrowings:

The Series, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund shareholders redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of ..09% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 28, 2003, the credit agreement was renewed for one year at the same terms. The Series did not borrow under the credit agreement during the six months ended June 30, 2004.


        MERRILL LYNCH INTERNATIONAL INDEX FUND         JUNE 30, 2004          47

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Merrill Lynch Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

                                                                #Index 2 -- 6/04

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 9 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 10 - Controls and Procedures

10(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

10(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - Exhibits attached hereto

11(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

11(a)(2) - Certifications - Attached hereto

11(a)(3) - Not Applicable

11(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch International Index Fund of Merrill Lynch Index Funds, Inc. and Master International Index Series of Quantitative Master Series Trust


By: /s/ Terry K. Glenn
    -----------------------------------------
    Terry K. Glenn,
    President of
    Merrill Lynch International Index Fund of
    Merrill Lynch Index Funds, Inc. and
    Master International Index Series of
    Quantitative Master Series Trust

Date: August 13, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Terry K. Glenn
    -----------------------------------------
    Terry K. Glenn,
    President of
    Merrill Lynch International Index Fund of
    Merrill Lynch Index Funds, Inc. and
    Master International Index Series of
    Quantitative Master Series Trust

Date: August 13, 2004

By: /s/ Donald C. Burke
    -----------------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Merrill Lynch International Index Fund of
    Merrill Lynch Index Funds, Inc. and
    Master International Index Series of
    Quantitative Master Series Trust

Date: August 13, 2004